As filed with the Securities and Exchange Commission on August 23, 2016

1933 Act File No. 33-20673

1940 Act File No. 811-05514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 113	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 114	☒

WILMINGTON FUNDS

(Exact Name of Registrant as Specified in Charter)

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

Michael D. Daniels

Wilmington Funds

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, D.C. 20546

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on August 31, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (i)
☐	on pursuant to paragraph (a) (i)
☒	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This post-effective amendment contains the prospectuses and statement of additional information relating to the following series and classes of the Registrant:

•	Wilmington Institutional Prime Money Fund - Service, Select and Premier Class Shares

•	Wilmington Retail Prime Money Fund - Service, Select and Premier Class Shares

•	Wilmington Institutional Tax-Exempt Money Fund - Service and Select Class Shares

•	Wilmington Retail Tax-Exempt Money Fund - Service and Select Class Shares

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the Registrant’s other series or classes.

                , 2016 : PROSPECTUS

Preliminary Prospectus dated August 23, 2016; Subject to Completion

The information in this Preliminary Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Preliminary Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Wilmington Funds

Wilmington Institutional Prime Money Market Fund

Service Class

Select Class

Premier Class

Wilmington Retail Prime Money Market Fund

Service Class

Select Class

Premier Class

Wilmington Institutional Tax-Exempt Money Market Fund

Service Class

Select Class

Wilmington Retail Tax-Exempt Money Market Fund

Service Class

Select Class

The Wilmington Funds are managed by Wilmington Funds Management Corporation (“WFMC” or the “Advisor”).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU COULD LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. BY OCTOBER 2016, THE INSTITUTIONAL PRIME FUND AND THE INSTITUTIONAL TAX-EXEMT FUND WILL BE “FLOATING NET ASSET VALUE” MONEY MARKET FUNDS, AND THEIR SHARE PRICES WILL FLUCTUATE. WHEN YOU SELL YOUR SHARES IN ONE OF THESE FUNDS, THEY MAY BE WORTH MORE OR LESS THAN WHAT YOU ORIGINALLY PAID FOR THEM.

ALTHOUGH THE RETAIL PRIME FUND AND THE RETAIL TAX-EXEMT FUND SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, NEITHER FUND CAN GUARANTEE THAT IT WILL DO SO.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OF, OR ISSUED, ENDORRSED OR GUARANTEED BY, M&T BANK OR ANY OF ITS AFFILIATES. SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

NEITHER THE ADVISOR NOR ANY OF ITS AFFILIATES HAS A LEGAL OBLIGATION TO PROVIDE FINANCIAL SUPPORT TO THE FUNDS, AND YOU SHOULD NOT EXPECT THAT THE ADVISOR OR ANY OF ITS AFFILIATES WILL PROVIDE FINANCIAL SUPPORT TO THE FUNDS AT ANY TIME.

PROSPECTUS  /                  , 2016

For More Information about Wilmington Funds	back cover

WILMINGTON INSTITUTIONAL PRIME MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income consistent with preservation of capital.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold the Fund’s Service Class, Select Class and Premier Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

[insert table]

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[insert table]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Service Class, Select Class and Premier Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[insert table]

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment goal by investing in a portfolio of high quality, short-term money market instruments, including obligations issued by the U.S. government and its agencies, commercial paper, corporate bonds and notes, variable rate demand instruments, asset backed securities, municipal securities, and repurchase agreements.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

On and after October 14, 2016, the net asset value (“NAV”) of the Fund will fluctuate (or “float”) based on changes in the market values of the Fund’s portfolio securities.

The Fund is available to institutional and retail investors.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of M&T Bank or any of its affiliates, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. WFMC has no legal obligation to provide financial support to the Fund, and you should not expect that WFMC or any of its affiliates will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•

Asset-Backed Securities Risk. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

•

Liquidity Fees and Redemption Gates Risks. On or before October 14, 2016, the Fund will adopt and implement policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to

PROSPECTUS / , 2016	1

WILMINGTON INSTITUTIONAL PRIME MONEY MARKET FUND

fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

•

Floating Net Asset Value Risk. After October 14, 2016, the Fund will not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will vary based on the market value of the portfolio of investments held by the Fund. As a result, when you sell your shares, they may be worth more or less than what you originally paid for them.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae and Freddie Mac). As a result, the risk that these entities may default on a financial obligation exists.

•

Liquidity risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

•

Municipal securities risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

•

Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Performance Information

Performance information is not included because the Fund does not have one full year if operations as of the date of this Prospectus.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):*	$0
Minimum Initial Investment Amount (Select Class):*	$100,000
Minimum Initial Investment Amount (Premier Class):*	$5,000,000
Minimum Subsequent Investment Amount:†	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

2	, 2016 / PROSPECTUS

WILMINGTON INSTITUTIONAL PRIME MONEY MARKET FUND

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / , 2016	3

WILMINGTON RETAIL PRIME MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold the Fund’s Service Class, Select Class and Premier Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

[insert table]

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[insert table]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Service Class, Select Class and Premier Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[insert table]

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment goal by investing in a portfolio of high quality, short-term money market instruments, including obligations issued by the U.S. government and its agencies, commercial paper, corporate bonds and notes, variable rate demand instruments, asset backed securities, municipal securities, and repurchase agreements.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

On and after October 14, 2016, the net asset value (“NAV”) of the Fund will fluctuate (or “float”) based on changes in the market values of the Fund’s portfolio securities.

The Fund is available to only to retail accounts. A “retail account” is an account where a natural person has the sole, or shared, power to vote or to sell the Fund shares in the account. “Retail account” also includes ownership by a natural person through individual retirement accounts, certain types of employee benefit and medical/health savings accounts, college savings plans, and ordinary trusts. You should consult with your financial intermediary to determine if your account qualifies as a “retail account.”

If the Fund subsequently determines that a retail account is, in fact, a non-retail account, then the Fund will notify the account that if all of the Fund shares in the account have not been redeemed from the Fund within 60 days from the date of the notice, then the Fund will involuntarily redeem all of the shares in the account and send the net proceeds to the beneficial owner for the account.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon a sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of M&T Bank or any of its affiliates, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. WFMC has no legal obligation to provide financial support to the Fund, and you should not expect that WFMC or any of its affiliates will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•

Asset-Backed Securities Risk. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

4	, 2016 / PROSPECTUS

WILMINGTON RETAIL PRIME MONEY MARKET FUND

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

•

Liquidity Fees and Redemption Gates Risks. On or before October 14, 2016, the Fund will adopt and implement policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae and Freddie Mac). As a result, the risk that these entities may default on a financial obligation exists.

•

Liquidity risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

•

Municipal securities risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

•

Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Performance Information

Performance information is not included because the Fund does not have one full year if operations as of the date of this Prospectus.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

PROSPECTUS / , 2016	5

WILMINGTON RETAIL PRIME MONEY MARKET FUND

Minimum Initial Investment Amount (Service Class):*	$0
Minimum Initial Investment Amount (Select Class):*	$100,000
Minimum Initial Investment Amount (Premier Class):*	$5,000,000
Minimum Subsequent Investment Amount:†	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

6	, 2016 / PROSPECTUS

WILMINGTON INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from federal income taxes, consistent with preservation of capital.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold the Fund’s Service Class and Select Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

[insert table]

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[insert table]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Service Class and Select Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[insert table]

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate demand instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal circumstances, it will invest its net assets so that at least 80% of income it distributes will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

On and after October 14, 2016, the net asset value (“NAV”) of the Fund will fluctuate (or “float”) based on changes in the market values of the Fund’s portfolio securities.

The Fund is available to institutional and retail investors.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of M&T Bank or any of its affiliates, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. WFMC has no legal obligation to provide financial support to the Fund, and you should not expect that WFMC or any of its affiliates will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

•

Liquidity Fees and Redemption Gates Risks. On or before October 14, 2016, the Fund will adopt and implement policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee

PROSPECTUS / , 2016	7

WILMINGTON INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND

in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

•

Floating Net Asset Value Risk. After October 14, 2016, the Fund will not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will vary based on the market value of the portfolio of investments held by the Fund. As a result, when you sell your shares, they may be worth more or less than what you originally paid for them.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•

Liquidity risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

•

Municipal securities risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Performance Information

Performance information is not included because the Fund does not have one full year if operations as of the date of this Prospectus.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):*	$0
Minimum Initial Investment Amount (Select Class):*	$100,000
Minimum Subsequent Investment Amount:†	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal AMT and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

8	, 2016 / PROSPECTUS

WILMINGTON RETAIL TAX-EXEMPT MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of capital.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold the Fund’s Service Class and Select Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

[insert table]

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

[insert table]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Service Class and Select Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[insert table]

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate demand instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal circumstances, it will invest its net assets so that at least 80% of income it distributes will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund is available to only to retail accounts. A “retail account” is an account where a natural person has the sole, or shared, power to vote or to sell the Fund shares in the account. “Retail account” also includes ownership by a natural person through individual retirement accounts, certain types of employee benefit and medical/health savings accounts, college savings plans, and ordinary trusts. You should consult with your financial intermediary to determine if your account qualifies as a “retail account.”

If the Fund subsequently determines that a retail account is, in fact, a non-retail account, then the Fund will notify the account that if all of the Fund shares in the account have not been redeemed from the Fund within 60 days from the date of the notice, then the Fund will involuntarily redeem all of the shares in the account and send the net proceeds to the beneficial owner for the account.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of M&T Bank or any of its affiliates, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. WFMC has no legal obligation to provide financial support to the Fund, and you should not expect that WFMC or any of its affiliates will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any

PROSPECTUS / , 2016	9

WILMINGTON RETAIL TAX-EXEMPT MONEY MARKET FUND

other affiliated entities, and the amount and quality of any credit enhancement of the securities.

•

Liquidity Fees and Redemption Gates Risks. On or before October 14, 2016, the Fund will adopt and implement policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•

Liquidity risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

•

Municipal securities risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Performance Information

Performance information is not included because the Fund does not have one full year if operations as of the date of this Prospectus.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):*	$0
Minimum Initial Investment Amount (Select Class):*	$100,000
Minimum Subsequent Investment Amount:†	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal AMT and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

10	, 2016 / PROSPECTUS

WILMINGTON RETAIL TAX-EXEMPT MONEY MARKET FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / , 2016	11

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

The following pages describe the investment goal, strategies and risks of the Funds and the underlying funds. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus. The investment goal of a Fund may only be changed upon the approval of a majority of the outstanding shares of the Fund. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

This prospectus of the Trust offers Shares of four Funds, including Service Class Shares, Select Class Shares and Premier Class Shares.

WILMINGTON INSTITUTIONAL PRIME MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income consistent with preservation of capital.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of the value of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations. The Fund may also invest in municipal securities and asset-backed securities.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

WILMINGTON RETAIL PRIME MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of the value of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations. The Fund may also invest in municipal securities and asset-backed securities.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

WILMINGTON INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income that is exempt from federal income taxes, consistent with preservation of capital.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate demand instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal circumstances, it will invest its net assets so that at least 80% of income it distributes will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the

12	, 2016 / PROSPECTUS

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

WILMINGTON RETAIL TAX-EXEMPT MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate demand instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal circumstances, it will invest its net assets so that at least 80% of income it distributes will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

WILMINGTON INSTITUTIONAL PRIME MONEY MARKET FUND

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of M&T Bank or any of its affiliates, and is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency. WFMC has no legal obligation to provide financial support to the Fund, and you should not expect that WFMC or any of its affiliates will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

Asset-backed Securities Risk

Call Risk

Credit Risk

Liquidity Fees and Redemption Gates Risk

Floating NAV Risk

Interest Rate Risk

Liquidity Risk

Municipal Securities Risk

Prepayment Risk

WILMINGTON RETAIL PRIME MONEY MARKET FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of M&T Bank or any of its affiliates, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. WFMC has no legal obligation to provide financial support to the Fund, and you should not expect that WFMC or any of its affiliates will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

Asset-backed Securities Risk

Call Risk

Credit Risk

Liquidity Fees and Redemption Gates Risk

Floating NAV Risk

Interest Rate Risk

Liquidity Risk

Municipal Securities Risk

Prepayment Risk

WILMINGTON INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An

PROSPECTUS / , 2016	13

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

investment in the Fund is not a deposit of M&T Bank or any of its affiliates, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. WFMC has no legal obligation to provide financial support to the Fund, and you should not expect that WFMC or any of its affiliates will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

Credit Risk

Liquidity Fees and Redemption Gates Risk

Floating NAV Risk

Interest Rate Risk

Liquidity Risk

Municipal Securities Risk

Tax Risk

WILMINGTON RETAIL TAX-EXEMPT MONEY MARKET FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of M&T Bank or any of its affiliates, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. WFMC has no legal obligation to provide financial support to the Fund, and you should not expect that WFMC or any of its affiliates will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns, include:

Credit Risk

Liquidity Fees and Redemption Gates Risk

Interest Rate Risk

Liquidity Risk

Municipal Securities Risk

Tax Risk

14	, 2016 / PROSPECTUS

PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

Commercial Paper

Corporate Debt Securities

Fixed Income Securities

Government Securities

Municipal Notes and Municipal Securities

Repurchase Agreements

Tax-Exempt Securities

Variable Rate Demand Instruments

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information (“SAI”).

Asset-Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Fixed Income Securities

Fixed income securities (“bonds”) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the principal types of fixed income securities in which a Fund may invest.

Government Securities

U.S. Government securities generally consist of Treasury securities and agency securities.

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

PROSPECTUS / , 2016	15

SPECIFIC RISKS OF INVESTING IN THE FUNDS

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Municipal Notes and Municipal Securities

Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor. A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (“AMT”) for individuals and corporations.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Other Investment Strategies

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment goal and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Specific Risks of Investing in the Funds

Asset-Backed Securities Risk

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Changing Fixed Income Market Conditions Risk

The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s trans- action costs.

Counterparty Risk

A Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a

16	, 2016 / PROSPECTUS

SPECIFIC RISKS OF INVESTING IN THE FUNDS

position. A Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a trans- action involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Information Risk

The Fund may rely to a meaningful degree on quantitative analytical tools (both proprietary tools and those developed by third parties) (“Tools”) and information and data (“Data”) supplied by third parties. Tools and Data may be used to, among other things, construct sets of transactions and investments and illustrate the results, construct and test allocations within a portfolio, and provide risk management insights.

When Tools and Data used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Tools and Data may not provide the desired results and the Fund may realize losses. For example, the Fund’s advisor and/or sub-advisor may in reliance on faulty Tools or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.

Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Municipal Securities Risk

The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

Repurchase Agreements Risk

A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Tax Risk

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Tax-Exempt Money Market Fund, New York Municipal Bond Fund, and Municipal Bond Fund to their shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Tax-Exempt Money Market Fund, New York Municipal Bond Fund, and Municipal Bond Fund may be subject to the AMT. However, the Tax-Exempt Money Market Fund is required to limit to 20% that part of its income that would be subject to the AMT.

PROSPECTUS / , 2016	17

HOW ARE SHARES PRICED?

Who Manages the Funds?

The Advisor

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Advisor, WFMC (formerly, Rodney Square Capital Management), a subsidiary of M&T Bank Corporation. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 1100 North Market Street, Wilmington, DE 19890.

M&T Bank Corporation is a regional bank holding company that has been in existence since 1969. M&T Bank, its principal banking subsidiary, was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York, Pennsylvania, Maryland and in parts of Virginia, West Virginia, the District of Columbia, Delaware and New Jersey. As of June 30, 2016, M&T Bank Corporation had over $123.0 billion in assets. WFMC and entities affiliated with WFMC or its predecessors have served as investment advisor to certain of the Funds since 1988 and, as of June 30, 2016, it managed approximately $11.2 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an advisory contract, the Advisor will received an annual advisory fee from each Fund for the fiscal year ended April 30, 2017 equal to a percentage of each Fund’s average daily net assets, and taking into account any applicable waivers or reimbursements, as follows:

Fund	Advisory Fee
Institutional Prime Money Market Fund
Retail Prime Money Market Fund
Institutional Tax-Exempt Money Market Fund
Retail Tax-Exempt Money Market Fund

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

A discussion of the Board’s review of the Funds’ investment advisory contracts will be available in the Funds’ Semi-Annual Shareholder reports, starting with the report for the period ended October 31, 2017.

M&T Securities, Inc., an affiliate of WFMC, and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Service Shares and Select Shares for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans.” In addition, they may receive up to 0.25% of the Funds’ average daily net assets of the Service Shares for the distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans.”

In addition to the investment management services that it provides, WFMC, in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds and is entitled to receive a maximum fee of 0.040% of the Funds’ average daily net assets for such administrative personnel and services.

Sub-Advisors

Subject to oversight by the Board, the Advisor is responsible for overseeing the sub-advisors and recommending their hiring, termination and replacement. Pursuant to an exemptive order from the SEC, the Advisor (subject to the approval of the Board) may, with respect to any of the Funds, select and replace sub-advisors that are unaffiliated with the Advisor, and amend sub-advisory agreements without obtaining shareholder approval, provided that certain conditions are met. The Trust, the Advisor and each Fund have entered into a sub-advisory agreement with Wilmington Trust Investment Advisors, Inc. (“WTIA”), which provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services. WTIA is an affiliate of WFMC and is located at 111 S. Calvert Street 26th Floor, Baltimore, MD 21202. As of June 30, 2016, WTIA had assets under management of approximately $19.8 billion. WTIA is compensated from the advisory fee received by the Advisor.

How Are Shares Priced?

The Funds covered by this prospectus offer three classes of Shares: Service Class Shares, Select Class Shares and Premier Class Shares. Each Share class represents interests in a single portfolio of securities. All Share classes have different sales charges and other expenses, which affect their performance.

The net asset value (“NAV”) of Shares of the Institutional Prime Money Market Fund and the Institutional Tax-Exempt Money Market Fund (the “Institutional Money Market Funds”) fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund.

Each of the Retail Prime Money Market Fund and the Retail Tax-Exempt Money Market Fund (the “Retail Money Market Funds”) attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Retail Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

The Institutional Money Market Funds determine the NAV of their Shares at             [ intraday NAV times to be added].

The Retail Money Market Funds determine the NAV of their Shares at the end of regular trading of the NYSE,

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open. In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occur- ring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How to Purchase, Redeem and Exchange Shares

To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide this information, or if the Funds are unable to verify your identity or that of any other person(s) authorized to act on your account, the Funds reserve the right to close your account using the then-current net asset value.

The Funds will only accept purchases from investors residing in the United States (including Guam, Puerto Rico, and the US Virgin Islands) who have a U.S. mailing address. The Wilmington Funds is unable to accept an account for a non-resident alien (a person who is not a permanent resident or citizen of the U.S.) or for a foreign legal entity (any business or other entity that is organized under the laws of, or located in, a country other than the U.S.). The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason. The Funds also reserve the right to close an account for any reason.

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or the Trust, subject to daily cutoff times. Your order will be processed at the next calculated NAV after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day.

Purchasing Shares

If you would like to purchase Shares of a Wilmington Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call Shareholders Services at 1-800-836-2211.

Service Class Shares
Minimum Initial Investment Amount:	$0
Minimum Subsequent Investment Amount:	$0

Select Class
Minimum Initial Investment Amount:	$100,000
Minimum Subsequent Investment Amount:	$25

Premier Class
Minimum Initial Investment Amount:	$5,000,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Service Class Shares only). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With Wilmington Funds

To purchase Shares directly with the Trust, please call Shareholder Services at 1-800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 1-800-836-2211 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who purchase Shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services.

Redeeming or exchanging Shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (“ACH”). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (Service Class Shares in the case of the Money Market Fund). Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to Shareholder Services.

Regular mail:	Express Mail
PO Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

If you are not a current shareholder, please call Shareholder Services at 1-800-836-2211 for information on how to purchase Shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your investment along with your fund and account number. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

[cutoff times chart to be added]

Send your wire to:

BNY Mellon Investment Servicing (US) Inc. New York, NY

Dollar Amount of Wire ABA Number 011001234

Account Number 000073-8506 Attn: (Wilmington Fund Name)

Wire Order Number, Dealer Number or Group Number Nominee/Institution Name

Further Credit To: (Wilmington Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or savings account. To sign up for this program, please call Shareholder Services at 1-800-836-2211.

Redeeming Shares

To redeem Shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of Shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail unless you have previously elected to participate in the telephone redemption option.

By Telephone

To redeem Shares by telephone, please call Shareholder Services at 1-800-836-2211. You are automatically eligible to make telephone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, call Shareholder Services for authorization forms.

The Trust limits telephone redemptions to the address of record to $50,000 per day. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact Shareholder Services at 1-800-836-2211 for further information.

By Mail

Send your written request to Wilmington Funds.

Regular mail:	Express Mail
PO Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

Liquidity Fees and Redemption Gates.

Pursuant to Rule 2a-7 under the 1940 Act, the Board of Directors is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund, or a redemption gate to temporarily restrict redemptions from the Fund up to 10 business days (in any 90 day period), in the event that the Fund’s weekly liquid assets fall below the thresholds listed below. Liquidity fees and redemption gates, which may be terminated at any time in the discretion of the Board, would generally be used to assist a Fund to help preserve its market-based NAV per share, in the case of the Institutional Prime and Tax-Exempt Funds, or its stable, $1.00 NAV per share, in the case of the Retail Prime and Tax-Exempt Funds. Liquidity fees and redemption gates will terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets.

The weekly liquid asset thresholds are as follows:

•

30% weekly liquid assets: If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, and the Board determines that it is in the best interests of the Fund, then the Fund may impose a liquidity fee of no more than 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

•

10% weekly liquid assets: If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, then the Fund must impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If the Fund imposes a redemption gate, the Fund will not accept redemption requests until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption requests submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new redemption request to the Fund.

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

An announcement regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed by a Fund with the SEC on Form N-CR and will be available on the Fund’s website (www.wilmingtonfunds.com). In addition, the Fund will make an announcement through a supplement to this prospectus and may also make announcements through a press release, website announcement, or by other means.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Some degree of uncertainty exists with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets and the Board, including a majority of directors who are not interested persons of BMO Funds, irrevocably has approved the liquidation of the Fund, then the Board has the authority to suspend redemptions of shares of the Fund.

On or before October 14, 2016, the Fund will adopt policies and procedures regarding the use of liquidity fees and redemption gates as described above.

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds. The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

[cutoff times chart to be added]

By ACH

You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 11:00 a.m. (Eastern time) for the Tax-Exempt Money Market Fund, 3:00 p.m. (Eastern time) for the Taxable Money Market Funds, or the NYSE Close for the Fixed Income, Alternatives, Asset Allocation and Equity Funds, you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you generally will not receive redemption proceeds until at least the second business day.

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 ($1,000 for Select Class Shares and Class I Shares of the Funds) on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call Shareholder Services at 1-800-836-2211.

Checkwriting

You may request checks to redeem shares of certain money market funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through a financial intermediary. You should read this prospectus together with any applicable agreement between you and your financial intermediary to learn about the services provided, the fees charged for those services, and any check minimum or maximum amounts, restrictions or other limitations that may be imposed. For more information, call Shareholder Services at 1-800-836-2211. See also “Limitations on Redemption Proceeds” below for additional restrictions.

Additional Conditions

Signature Guarantees

For your protection, the Trust requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

•	when you are requesting a redemption by check of $50,000 or more;

•	when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when you request a bank account to be linked to your Wilmington Fund (all bank account owners must sign).

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

Your signature can be Medallion guaranteed by a broker-dealer that is a domestic stock exchange member; you may have to be a customer of the broker-dealer. Federally insured financial institutions (such as a bank or credit union) may provide Medallion guarantee services, and may also require that you be a customer. A notary public IS NOT a signature guaranty.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

•	to allow your purchase to clear (as discussed below);

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or

•	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order. In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

•	when a redemption gate has been imposed, as described above;

•	when the NYSE is closed, other than customary weekend and holiday closings;

•	when trading on the NYSE is restricted, as determined by the SEC; or

•	in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Board Authority to Suspend Redemptions to Liquidate Money Market Funds

In the unlikely event that a Money Market Fund’s Board of Trustees, including a majority of trustees who are not interested persons of a Fund as defined in the Investment Company Act of 1940, determines that the extent of the deviation between the Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Fund’s Board of Trustees has the authority to suspend redemptions of the Fund’s shares.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Wilmington Fund for the same Share class of another Wilmington Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of Shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made. In order to exchange Shares you must submit your request in proper form and:

•	meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

•	establish an account in the Fund you want to acquire if you do not have an account in that Fund;

•	ensure that the account registrations are identical;

•	receive a prospectus for the Fund into which you wish to exchange; and

•	only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call Shareholder Services at

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call Shareholder Services at 1-800-836-2211 for authorization forms.

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ACCOUNT AND SHARE INFORMATION

By Mail

Send your written request to:

Regular Mail:	Express Mail:
Wilmington Funds PO Box 9828 Providence, RI 02940	Wilmington Funds 4400 Computer Drive Westborough, MA 01581

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call Shareholder Services at 1-800-836-2211.

Service Class Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from a Fund into a Wilmington Fixed Income, Alternatives, Asset Allocation or Equity Fund. If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

In addition, you may purchase Class A Shares of any Wilmington Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any Wilmington Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify ALPS Distributors, Inc. or Wilmington Funds Shareholder Services at the time of the transaction.

Exchanges Subject to a Sales Charge

If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Service Class Shares of the Money Market Funds can be reinvested into Class A Shares of any other Wilmington Fund at NAV at time of payment.

Frequent Trading Policies

Given the short-term nature of the Funds’ investments, the Institutional Money Market Funds’ objective of preserving principal, and the Retail Money Market Funds’ use of the amortized cost method for calculating the NAV of their Shares, the Funds do not anticipate that in the ordinary course of business, frequent or short-term trading into and out of the Funds will have significant, adverse consequences for the Funds and their shareholders. For this reason, and because the Funds are intended to be used as liquid short-term investments, the Wilmington Funds’ policies and procedures to discourage frequent or short-term trading do not apply to the Funds’ Shares. However, the Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of any of the Wilmington money market funds and other Wilmington Funds if the Advisor determines from the amount, frequency or pattern of purchased and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the other Wilmington Funds and their shareholders.

Account and Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

As money market funds, the Funds send monthly statements in lieu of share activity confirmations.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Exempt Money Market Fund is generally not appropriate for retirement plans or IRA accounts. For further details, contact Shareholder Services at 1-800-836- 2211.

Distribution of Fund Shares

ALPS Distributors, Inc., whose address is 1290 Broadway, Suite 1100 Denver, CO 80203, serves as the Distributor of the Funds offered by this prospectus.

The Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

Rule 12b-1 Plans (Service Class s Shares)

The Funds have adopted a Rule 12b-1 Plan (the “Plan”) on behalf the Service Class Shares offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Service Class Shares, for the sale,

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ACCOUNT AND SHARE INFORMATION

distribution, administration, customer servicing and recordkeeping of these Shares. There is no Rule 12b-1 plan for the Select Class and the Premier Class Shares.

The Rule 12b-1 fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Shareholder Services Plan (Service Class Shares, and Select Class Shares)

The Funds have adopted a Shareholder Services Plan on behalf of the Service Class and Select Class Shares which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends as described in the table below.

[table to be inserted]

Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.

Annual Statements and Tax Forms

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the AMT (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to share- holders. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend”

At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

PROSPECTUS / , 2016	25

ACCOUNT AND SHARE INFORMATION

Tax Considerations

Fund Distributions. Except for the Tax-Free Funds (See, “Additional Information for the Tax-Free Funds below), each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The Funds’ distributions (other than the Tax-Free Funds) are expected to be primarily from ordinary income.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. The Money Market Funds do not expect to realize any long-term capital gains or losses. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Money Market Funds and Fixed Income Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares.

Institutional Money Market Funds. A sale or redemption of Fund shares is a taxable event and, since the Institutional Money Market Funds will not maintain a stable share price, there may be tax consequences to you if you dispose of your shares in a Fund. Unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, redeeming, or exchanging other shares of the same Fund at a loss, all or part of your loss will not be deductible under the wash sale rules and will instead increase the basis of the new shares to preserve the loss until a future sale, redemption, or exchange. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any net capital gain distributions received (or deemed received) by you with respect to the Fund shares.

If you elect to adopt the simplified NAV method of accounting available under proposed regulations, rather than compute gain or loss on every taxable sale, redemption or other disposition of Fund shares as described above, you would generally determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified NAV method, any resulting capital gain or loss would be reportable on a net basis and treated as a short-term capital gain or loss, provided that you hold the shares as a capital asset. The IRS has also issued guidance indicating that the wash sale rules described above will not apply to taxpayers who use the simplified NAV method of accounting with respect to shares redeemed from a floating NAV money market fund such as the Fund.

Retail Money Market Funds. Because the Retail Money Market Funds expect to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or redemption of shares in a Retail Money Market Fund.

Medicare Tax. A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup with- holding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and

26	, 2016 / PROSPECTUS

ACCOUNT AND SHARE INFORMATION

U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and exempt-interest dividends. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2015. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements . Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Additional Information for the Tax-Free Funds

Exempt-Interest Dividends. Dividends from the Institutional and Retail Tax-Exempt Funds (each, a Tax-Exempt Fund”) will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a Tax- Exempt Fund may not be a suitable investment for retirement plans and other tax- exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Tax- Exempt Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Tax- Exempt Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Tax- Exempt Funds endeavor to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or future legislative, administrative or court actions could adversely impact the qualification of income from a tax- exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Tax- Exempt Fund’s shares, to decline.

Taxable Income Dividends. Each Tax- Exempt Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions. Each Tax- Exempt Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. The Funds do not expect to realize any long-term capital gains or losses.

This discussion of “Dividends, Distributions, and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the Trust’s website at www.wilmingtonfunds.com.

Each Fund will file a Form N-MFP with the SEC monthly, within five business days after the end of each calendar month. Form N-MFP discloses a Fund’s holdings as of the end of the month, as well as certain other information about the Fund. The Form N-MFP becomes public immediately upon filing, and will be available at www.sec.gov.

PROSPECTUS / , 2016	27

ACCOUNT AND SHARE INFORMATION

A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website within five business days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page by selecting a Fund Name and Share Class, then selecting “Fund Holdings” under the Select Document pull-down menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country. You may access the summary information from the “Funds & Performance” page: click on “Select Class Shares, Service Class Shares, or Institutional Class Shares Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/ quarterly fact sheets by clicking on “Prospectus and Fund Guide” and selecting “Retail Fund Guide.”

In addition, each Fund’s annual and semi-annual reports will contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access these reports from the “Funds & Performance” page: click on “Funds Prospectuses & Regulatory Literature” and select the desired report from the following options: “Semi- Annual Report” or “Annual Report.”

Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.wilmingtonfunds.com.

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is set forth in the Funds’ SAI.

28	, 2016 / PROSPECTUS

FINANCIAL HIGHLIGHTS

Financial Highlights

Because each of the Funds recently commenced operations, it has no financial highlights. Financial highlights information, when available, will be included in a Fund’s next annual or semi-annual report to shareholders.

PROSPECTUS / , 2016	29

Investment Company Act File No. 811-05514

WT-PRO

1-800-836-2211  /  www.wilmingtonfunds.com

www.wilmingtonfunds.com

For More Information About Wilmington Funds

A Statement of Additional Information (SAI), dated August 23, 2016, is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAI and in the Annual and Semi-Annual Reports to Shareholders of the Funds as they become available. The Annual Report to Shareholders provides a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports to Shareholders when available, and to make inquiries or request other information without charge, call 1-800-836-2211 or visit the Funds’ website at www.wilmingtonfunds.com.

Securities and Exchange Commission (SEC)

You can also obtain the SAI or the Annual and Semi-Annual Reports to Shareholders (once the Funds have begun filing them), as well as other information about the Wilmington Funds, from the EDGAR database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (For information, call 202-551-8090.) You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or (2) sending an electronic request to publicinfo@sec.gov.

Automated price, yield, and performance information is available 24 hours a day, 7 days a week by calling
1-800-836-2211.

The information contained in this preliminary statement of additional information is not complete and may be changed. These securities may not be sold and offers to buy may not be accepted until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary statement of additional information is not an offer to sell nor does it seek an offer to buy the securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

CLASS A SHARES, CLASS I SHARES, ADMINISTRATIVE CLASS SHARES,

SELECT CLASS SHARES, SERVICE CLASS SHARES AND INSTITUTIONAL CLASS SHARES

WILMINGTON FUNDS

Statement of Additional Information

August 31, 2016, as supplemented             , 2016

WILMINGTON FUNDS

Equity Funds

Wilmington Large-Cap Strategy Fund

Class I (WMLIX)

Wilmington Multi-Manager International Fund

Class A (GVIEX) / Class I (MVIEX)

Alternatives Fund

Wilmington Multi-Manager Alternatives Fund

Class A (WRAAX) / Class I (WRAIX)

Asset Allocation Funds

Wilmington Multi-Manager Real Asset Fund

Class A (WMMRX) / Class I (WMRIX)

Wilmington Strategic Allocation Conservative Fund

Class A (WCAAX) / Class I (WCAIX)

Wilmington Strategic Allocation Moderate Fund

Class A (ARBAX) / Class I (ARGIX)

Wilmington Strategic Allocation Aggressive Fund

Class A (WAAAX) / Class I (WAAIX)

Fixed Income Funds

Wilmington Intermediate-Term Bond Fund

Class A (GVITX) / Class I (ARIFX)

Wilmington Broad Market Bond Fund

Class A (AKIRX) / Class I (ARKIX)

Wilmington Short-Term Bond Fund

Class A (MVSAX) / Class I (MVSTX)

Wilmington Municipal Bond Fund

Class A (WTABX) / Class I (WTAIX)

Wilmington New York Municipal Bond Fund

Class A (VNYFX) / Class I (VNYIX)

Money Market Funds

Wilmington U.S. Government Money Market Fund

Service Class (AGAXX) / Administrative Class (AIIXX) Select Class (AKGXX) / Institutional Class (WGOXX)

Wilmington U.S. Treasury Money Market Fund

Service Class (VTSXX) / Administrative Class (ARMXX) Select Class (VSTXX)

Wilmington Institutional Prime Money Market Fund

Service Class (XXXXXX) / Select Class (XXXXX) / Premier Class (XXXXX)

Wilmington Retail Prime Money Market Fund

Service Class (XXXXXX) / Select Class (XXXXX) / Premier Class (XXXXX)

Wilmington Institutional Tax-Exempt Money Market Fund

Service Class (XXXXXX) / Select Class (XXXXX)

Wilmington Retail Tax-Exempt Money Market Fund

Service Class (XXXXXX) / Select Class (XXXXX)

This Statement of Additional Information (“SAI”) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Funds dated August 23, 2016, as supplemented.

This SAI incorporates by reference the Wilmington Funds’ (“Trust”) annual reports for the year ended April 30, [2016]. A copy of the prospectus or annual reports may be obtained without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368, or by visiting www.wilmingtonfunds.com.

i

HOW ARE THE FUNDS ORGANIZED?

The Wilmington Funds (“Trust”), a Delaware statutory trust, offers separate series of shares representing interests in separate portfolios of securities (“Funds”). Each Fund covered by this SAI is a diversified portfolio of the Trust, except for the New York Municipal Bond Fund, which is a non-diversified portfolio of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. The name of the Trust was changed to MTB Group of Funds (“MTB Funds”) on August 15, 2003. Through an internal reorganization on August 15, 2003 the Fund’s investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (“M&T Bank”) to MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. On May 16, 2011, M&T Bank, M&T Bank Corporation and MTB One, Inc., a wholly-owned subsidiary of M&T Bank, acquired Wilmington Trust Corporation (“Wilmington Trust”). Wilmington Trust was the parent company of Rodney Square Management Corporation (“RSMC”) and Wilmington Trust Investment Management, LLC (“WTIM”), the investment advisor and sub-advisor, respectively, of the funds within the WT Mutual Fund (“WT Trust”). In connection with M&T Bank Corporation’s acquisition of Wilmington Trust, at the close of business on March 9, 2012, the series of WT Trust were reorganized into series of MTB Funds. The Trust was renamed the Wilmington Funds. RSMC was renamed Wilmington Funds Management Corporation (“WFMC” or “Advisor”) and was appointed as the investment advisor of the Wilmington Funds. MTBIA was renamed Wilmington Trust Investment Advisors, Inc. (“WTIA”) and was appointed as sub-advisor of the Wilmington Funds. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

EXPLANATORY NOTE REGARDING THE WILMINGTON MONEY MARKET FUNDS

The Wilmington U.S. Government Money Market Fund and the Wilmington U.S. Treasury Money Market Fund (together, the “Existing Money Market Funds”) are fully operational money market mutual funds. By August 31, 2016, the U.S. Government Money Market Fund will commence operating as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund,” U.S. Government Money Market Fund must invest at least 99.5% of its assets in “government securities,” as defined under Rule 2a-7.

The Wilmington Institutional Prime Money Market Fund, the Wilmington Retail Prime Money Market Fund, the Wilmington Institutional Tax-Exempt Money Market Fund and the Wilmington Retail Tax-Exempt Money Market Fund (together, the “New Money Market Funds”) are newly formed money market mutual funds and have not yet commenced operations.

The Wilmington U.S. Government Money Market Fund and the Wilmington U.S. Treasury Money Market Fund are also referred to in this SAI as the “Government Money Market Funds” or a “Government Money Market Fund.”

The Wilmington Institutional Prime Money Market Fund and the Wilmington Institutional Tax-Exempt Money Market Fund are also referred to in this SAI as the “Floating NAV Money Market Funds” or a “Floating NAV Money Market Fund.” The net asset value, or “NAV,” of these money market funds will fluctuate, or “float,” with the market value of each fund’s portfolio securities.

The Wilmington Retail Prime Money Market Fund and the Wilmington Retail Tax-Exempt Money Market Fund are also referred to in this SAI as the “Retail Money Market Funds” or a “Retail Money Market Fund.” Like the Government Money Market Funds, the Retail Money Market Funds calculate their NAVs using the amortized cost method of portfolio valuation, including procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share.

All of the Money Market Funds listed on the cover page of this SAI may also be referred to in this SAI as the “Money Market Funds” or a “Money Market Fund.”

SECURITIES IN WHICH THE FUNDS INVEST

SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue.

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

The following describes the types of equity securities in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.

Warrants

Warrants give a Fund the option to buy the issuer’s equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association (“Ginnie Mae”), Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association (“Fannie Mae”), Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Trust Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (“CPI-U”) as the inflation measure. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds that are issued by a foreign government are generally adjusted to reflect a comparable inflation index that is calculated by that foreign government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds, however, is not guaranteed and will fluctuate. A Fund may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short- term securities, even though their stated maturity may extend beyond one year.

Taxable Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is a pass-through certificate. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.

As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

CMOs, including interests in real estate mortgage investment conduits (“REMICs”), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (“Interest Only” or “IOs”) and principal payments to another class (“Principal Only” or “POs”). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (“Floaters”) receives a share of interest payments based upon a market index such as LIBOR. The other class (“Inverse Floaters”) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Convertible securities are also subject to risks that affect debt securities in general, and may be subordinate to other types of debt securities from the same issuer.

However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Exchange-Traded Notes

An exchange-traded note (“ETN”) is a senior, unsecured, unsubordinated debt security, registered under the Securities Act of 1933 and issued by a large financial institution. Repayment of the note is dependent on the continued creditworthiness of the issuer. An ETN is structured to provide exposure to the returns of a particular market or investment strategy. Its return is based on the performance of an underlying index, which may be well-known or may be designed by the issuer specifically for the purpose of constructing and issuing the ETN. The value of an ETN changes daily based on the performance of the related index, and the issuer calculates and disseminates that value to the market each day. An ETN does not pay interest or dividends. An investor may sell its ETN in the market, seek to redeem the note, or receive a payment at maturity.

Guaranteed Investment Contracts

The Fixed Income Funds and the Alternatives Fund may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Fund intends to invest more than 5% of its net assets in GICs.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (“AMT”). A Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (“TIF”) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Municipal Securities

Municipal Securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities is a certificate of participation (“COPs”). However, a Fund may also invest directly in individual leases.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•	it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks. Investments in foreign securities may, for some Funds, include securities from emerging markets.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (“ADRs”) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate, with settlement typically in two days. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset as part of the fund’s investment strategy. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (“World Bank”), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Currency and Related Transactions

The Equity Funds, Alternatives Fund and Asset Allocation Funds may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund may also use foreign currency options, foreign currency futures contracts and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A Fund may enter into forwards that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the U.S. Securities and Exchange Commission (“SEC”), non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the over-the-counter (OTC) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Please see the discussion related to “Swap Agreements and Options on Swap Agreements.”

DERIVATIVE CONTRACTS

The Equity Funds, Alternatives Fund and Asset Allocation Funds may invest in a variety of derivative investments, to the extent permitted by their investment goals and policies, to seek income for hedging purposes, to seek to replicate the composition and performance of a particular index, to seek exposure to a particular asset class, for liquidity purposes or as part of their overall investment strategies. Some derivative investments a Fund may use are described below in this SAI. Segregated accounts will be maintained for all derivative transactions, to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”). The Funds may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”). The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates, credit, inflation, commodities, and indexes of securities or commodities, and to the extent they may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. See “Swap Agreements and Options on Swap Agreements.”

The Funds may invest in structured notes and indexed securities. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.

Other derivative investments the Fund may use include “debt exchangeable for common stock” of an issuer or “equity-linked debt securities” of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the investment advisor expected. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with a Fund’s investment goal.

The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the investment advisor to forecast interest rates and economic factors correctly. If the investment advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss.

A Fund might not employ any of the derivative instruments or related strategies discussed, and no assurance can be given that any derivative instrument will perform as expected or that a strategy used will succeed. If the investment advisor incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

The use of derivatives contracts is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the CFTC. The Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA. On February 9, 2012, the CFTC adopted certain regulatory changes that would subject a registered investment company and its investment advisor to regulation by the CFTC if the registered investment company invests more than a prescribed level of its assets in futures and certain other instruments (such as commodity options and swaps, which in turn include non-deliverable currency forwards), or if the registered investment company markets itself as providing investment exposure to such instruments. A Fund that invests in these instruments may become subject to the CFTC regulatory requirements, and the disclosure and operations of such Fund would need to comply with applicable CFTC regulations. Compliance with these additional regulatory requirements would likely increase Fund expenses. Alternatively, a Fund may need to abandon or otherwise limit its investments in derivatives, which could deprive the Fund of the investment benefits that use of derivatives may provide. Other potentially adverse regulatory initiatives could also develop.

The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, (“Code”). To qualify as RICs, the Funds must invest in assets which produce types of income specified in the Code (“Qualifying Income”). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, a Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if a Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the Code. See “Taxation of the Fund” for additional information related to these restrictions.

Futures and Options on Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Multi-Manager Alternatives Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the CFTC. To the extent the Multi-Manager Alternatives Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the CEA.

A Fund may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract. The Fund may also invest in futures contracts on debt securities (“Debt Futures”) or options on Debt Futures.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.

Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.

A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the investment advisor’s or a sub-advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; (5) government regulations may restrict trading in futures contracts and options on futures; and (6) there is a risk of loss by the Fund of the margin deposits in the event of bankruptcy of the futures commission merchant with which the Fund has an open position in a futures contract. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Equity-Linked Securities

The Multi-Manager Real Asset Fund and Multi-Manager Alternatives Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, a Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to a Fund’s restriction on investments in illiquid securities.Event-Linked Exposure

The Multi-Manager Real Asset Fund and Multi-Manager Alternatives Fund may obtain event-linked exposure by investing in “event- linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather- related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond, may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. See “Taxation of the Funds” for more information regarding the tax risks related to a Fund’s investment in an event-linked bond.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for a Fund.

Swap Agreements

Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (an “FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

A Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

New swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow- based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in- the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, the Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty.

When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Recently adopted CFTC rules will, when implemented, require the trading and execution of certain cleared swaps on public trading facilities, which will occur for each category of swaps subject to mandatory clearing once one or more trading facilities become accredited and make such category of swaps available to trade. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments).

The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determination Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Currency swaps. A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. For example, a currency swap may involve the exchange of payments in a non-U.S. currency for payments in U.S. dollars. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.

For example, a currency swap may be used to hedge the interest payments and principal amount of a debt obligation that is denominated in a non-U.S. currency by entering into a cross currency swap whereby one party would make payments in the non-U.S. currency and receive payments in U.S. dollars. Or, a currency swap may be used to gain exposure to non-U.S. currencies and non-U.S. interest rates by making payments in U.S. dollars and receiving payments in non-U.S. currencies.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on the Fund’s swap transactions or cause the Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease the Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference”) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When the Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if the Fund writes (sells) an option on a swap agreement, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the investment manager correctly to predict which types of investments are likely to produce greater returns. If the investment manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, the Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds’ identities as intended.

Certain IRS positions may limit the Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.

Risks of uncleared swaps. Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. Certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

Finally, the Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Currency-Related Derivatives and Other Financial Instruments

The Multi-Manager Alternatives Fund may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

The Multi-Manager Alternatives Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Multi-Manager Alternatives Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Multi-Manager Alternatives Fund may participate in Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Multi-Manager Alternatives Fund may use Position Hedging when the investment advisor or a sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. The Multi-Manager Alternatives Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Multi-Manager Alternatives Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to Proxy Hedging as described below.

The Multi-Manager Alternatives Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Multi-Manager Alternatives Fund may also engage in proxy hedging (“Proxy Hedging”). Proxy Hedging is often used when the currency to which the Multi-Manager Alternatives Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy Hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Multi-Manager Alternatives Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Multi-Manager Alternatives Fund’s securities denominated in linked currencies.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Multi-Manager Alternatives Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Multi-Manager Alternatives Fund is engaging in Proxy Hedging. If the Multi- Manager Alternatives Fund enters into a currency hedging transaction, the Multi-Manager Alternatives Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Multi-Manager Alternatives Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Multi-Manager Alternatives Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Multi-Manager Alternatives Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The Multi-Manager Alternatives Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Hybrid Instruments

The Multi-Manager Alternatives Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrid instruments may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. The benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrid instruments also exposes the Multi-Manager Alternatives Fund to the credit risk of the issuer of the hybrid instruments. These risks may cause significant fluctuations in the NAV of the Multi-Manager Alternatives Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Multi-Manager Alternatives Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Multi-Manager Alternatives Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Contracts for Differences

The Multi-Manager Alternatives Fund may invest in contracts for differences (“CFDs”). A CFD is an arrangement made in a futures contract whereby differences in settlement are made through cash payments, rather than the delivery of physical goods or securities. Leverage is a key feature of CFDs, and therefore small moves in the underlying instrument can result in more steep and rapid moves in the value of the Multi-Manager Alternatives Fund’s investment.

OTHER INVESTMENTS

Illiquid Securities

No Fund may invest more than 15% (5% for each Money Market Fund) of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment advisor, pursuant to guidelines approved by the Board. The investment advisor will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser or sub-advisor to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.

Floating Rate Loans

A Fund may invest in another investment company (including exchange-traded funds (“ETFs”)) that invests primarily in floating rate (e.g., LIBOR-based), commercial loans made by banks and other institutional lenders. The loans may be to U.S. or foreign borrowers, and may have below investment grade credit ratings. The loans may be secured or unsecured, and may be senior or subordinated loans.

Commodity-Linked Investments

A Fund may invest in another investment company (including ETFs) that invests in commodities such as oil, coal, natural gas, metals and agricultural products. A fund that seeks commodities exposure generally does not invest directly in the physical assets themselves. Instead, the fund invests in commodity-linked notes and options that together are intended to provide exposure to the investment return of assets that trade in the commodities markets. A Fund may also invest in a commodity-linked ETN, where the return on the note is derived from the performance of one or more commodity indices.

Hedge Fund Strategies

A Fund may invest in another investment company (including ETFs) that employs a principal investment strategy that differs markedly from a traditional, benchmark-centric, growth or value, market capitalization-oriented or buy-and-hold investment style, and that is more characteristic of the hedge fund industry. These strategies may be referred to as “hedge fund strategies.” An underlying fund may pursue any one or more of the following hedge fund strategies:

Absolute Return. Absolute return funds seek to produce results that are largely independent of, or have low correlation to, the broader markets. An absolute return fund generally has greater latitude to invest in a wider universe of securities, and without the fixed asset weightings of traditional asset allocation approaches. Absolute return investment techniques generally include non-traditional investment strategies such as short selling, and the use of futures, options, derivatives, arbitrage, leverage and unconventional assets.

Discretionary Macro. A fund utilizing a macro investing strategy takes sizable positions in equity, fixed income or currency markets in anticipation of macroeconomic events in order to generate a risk-adjusted return. Macro fund managers use macroeconomic analysis based on market events and trends to identify opportunities for investment that would profit from anticipated price movements.

Distressed Credit. A fund engaged in distressed credit investing seeks equity-like returns through purchases of bonds and bank debt of firms in distressed situations (e.g., bankruptcies, reorganizations, coercive tenders). The debt is purchased at notable discounts to par and, to reduce downside potential, may have seniority in the capital structure. If and when a distressed company is reorganized and regains health, the debt purchased at discount may increase in value or even be swapped into equity.

Equity Market Neutral. Equity market neutral is a strategy that seeks to exploit investment opportunities unique to some specific group of stocks while maintaining a neutral exposure to broad groups of stocks, which may be defined by sector, industry, market capitalization, country or region. The strategy holds long/short equity positions, with long positions hedged with short positions in the same and related sectors, so that the equity market neutral investor should be little affected by sector-wide events.

Event-Driven/Merger Arbitrage. Event-driven investing is a strategy that seeks to exploit pricing inefficiencies that may occur before or after a corporate event, such as a bankruptcy, merger, acquisition or spinoff, occurs. Merger arbitrage centers on capturing the market price differential between the acquiring and acquired companies’ securities in exchange for bearing the risk that the announced merger will not actually take place. Event-driven funds may have low correlations to the general stock market because the funds focus on specific deals and are less influenced by macro market factors.

Fixed Income Arbitrage. Fixed-income arbitrage seeks to exploit pricing differentials between fixed-income securities. The fund manager simultaneously purchases and sells two similar securities whose prices, in the opinion of the fund manager, do not reflect what the fund manager believes to be their “true value.” Acting on the assumption that prices will revert to “true value” over time, the fund manager sell shorts the overpriced security and buys the underpriced security. Once prices revert to true value, the trade may be liquidated at a profit. Credit default swaps are often employed in fixed-income arbitrage.

Long/Short Equity. Equity long-short is an investing strategy that involves taking long positions in stocks that are expected to increase in value and short positions in stocks that are expected to decrease in value. Long positions may be funded, in part, by proceeds from the short positions, so equity long-short investing involves the use of leverage.

Managed Futures. Managed futures is an asset class managed by professional commodity managers who use proprietary trading systems to invest in currency, interest rate, equity, metal, energy and agricultural markets through the use of futures, forwards, and options. The managers generally have the ability to invest across a wide range of global markets and asset classes and have the flexibility to take long and short positions in these investments based on projected profit potential and economic factors. Managed futures’ returns may have low correlation to returns on stock and bond investments.

Multi-Strategy. A multi-strategy fund uses several strategies within the same pool of assets that is designed to adapt to large and small market forces in real time. The fund might seek returns from shorting equities, investing in global real estate projects, and identifying momentum-focused or event - driven investments. The investment diversification may reduce volatility and decrease asset- class and single-strategy risks. The fund may allocate investments to a certain strategy in response to market trends, allowing it to capitalize on favorable market conditions more easily.

Infrastructure Assets

Infrastructure-related companies are involved in providing energy, transportation, communications, utilities and other essential services to society. Infrastructure companies own and operate assets such as rail systems, shipping ports, toll roads, power transmission lines, and municipal sewage treatment and water purification systems, and provide services and materials necessary for the construction and maintenance of such assets. While governments have historically played a major role in financing infrastructure, budget constraints have led to an increase in reliance on private financing, ownership and operation.

Master Limited Partnerships (“MLPs”). The Multi-Manager Alternatives Fund may invest in MLPs. MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Natural Resources

A Fund may invest directly and indirectly in companies that own or develop natural resources, or supply goods and services to such companies. These companies may be involved in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, and other basic commodities.

Real Estate

A Fund may invest in a real estate investment trust (“REIT”), which is a pooled investment vehicle that invests directly in income- producing real estate (an “equity REIT”), in loans secured by real estate (a “mortgage REIT”), or a combination thereof (a “hybrid REIT”). An equity REIT receives rental income and any profits on the sale of its properties. A mortgage REIT receives interest income from the loans made on underlying properties. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Healthcare Securities

The Multi-Manager Alternatives Fund may invest directly and indirectly in companies principally engaged in the design, development, production, sale, management or distribution of products, services or facilities used for or in connection with healthcare or medicine (“healthcare companies”). These healthcare companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other healthcare facilities, as well as companies engaged in medical, diagnostic, biochemical and other healthcare-related research and development activities. These healthcare companies may also include investment companies, including exchange traded funds that invest in healthcare companies.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor or Sub-advisor.

The Funds’ custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Advisor, Sub-advisor or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which a fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (“TBAs”)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund.

Securities Lending

The Funds may lend portfolio securities to borrowers that the Advisor or Sub-advisor deem creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Segregation (Fixed Income Funds, Asset Allocation Funds, Alternatives Fund and Equity Funds)

In accordance with the SEC and SEC staff positions regarding the interpretation of the 1940 Act, with respect to derivatives that create a future payment obligation of a Fund, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts’ full, notional value. With respect to forwards that are contractually required to “cash-settle,” however, a Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund’s daily marked-to-market (net) obligations, if any (i.e., the Fund’s daily net liability, if any), rather than the notional value.

The Funds will employ another approach to segregating assets to cover options that it sells. If a Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If a Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

A Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if a Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See “Specific Risks of Investing in the Funds” in the prospectus. Unless a Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Funds reserves the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, a Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund’s obligations.

With respect to short sales transactions, the Funds will set aside cash or readily marketable securities in an amount equal to the greater of (i) the market value of the securities sold short; and (ii) the market price at which the short position was established, in each case less any margin on deposit.

Asset Segregation (Money Market Funds)

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Short Sales

A Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that a fund does not own (or will borrow for delivery), because the fund believes the stock will decline in price or the fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the fund will incur a loss. When the fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the fund. In no event will a Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. In addition, the value of the securities of any one issuer that may be shorted by a Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer, for all Funds except the Multi- Manager Alternatives Fund. A Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.

Investing in Securities of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. Certain investment companies, such as business development companies (“BDCs”), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will need to overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses.

Pursuant to an SEC rule, each of the Funds is permitted to invest in shares of the Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Exchange-Traded Funds

The Funds may also invest in ETFs in order to implement their investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Non-Investment Grade Securities

Commonly referred to as “junk bonds,” these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody’s and Standard & Poor’s, or are unrated securities that a Fund’s Advisor or

Sub-advisor believe to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds’ principal risks are described in the prospectuses. Additional risk factors are outlined below and correspond to the risk factors identified in the prospectuses. The risk descriptions below complement the discussion of goals, strategies and risks above.

SECURITY	RISK TYPE
Fixed Income Securities	Interest Rate Risks Credit Risks Changing Fixed Income Market Conditions Risk Call Risks Prepayment Risks Risks Associated with Non-Investment Grade Securities

Mortgage Backed Securities	Risks Associated with Complex CMOs Call Risks Prepayment Risks Liquidity Risks

Equity Securities

Stock Market Risks

Sector Risks

Liquidity Risks

Risks Related to Investing for Growth

Risks Related to Investing for Value

Risks Related to Company Size

Tracking Error Risks

Close Out Risks

Risks of Investing in Emerging Market Countries

Convertible Securities	Interest Rate Risks Credit Risks Call Risks Prepayment Risks Risks Associated with Non-Investment Grade Securities Stock Market Risks

Foreign Securities	Currency Risks Risks of Foreign Investing Risks of Investing in Emerging Market Countries Euro Risks

Derivative Contracts	Leverage Risks Commodity Tax Risks

Tax Exempt Securities	Tax Risks Risks Associated with Investing in a Single State Risks of Non-Diversification

Special Transactions	Interest Rate Risks Credit Risks Leverage Risks

Investing in Securities of Other Investment Companies	Affiliated Persons Risks and all Other Risks

Exchange-Traded Funds	Exchange-Traded Fund Risk Stock Market Risks Sector Risks Liquidity Risks Risks Related to Investing for Growth Risks Related to Investing for Value Risks Related to Company Size Tracking Error Risks

Money Market Funds	Money Market Fund Regulatory Risks Floating NAV Risks Liquidity Fees and Redemption Gates Risks

Stock Market Risks

The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Advisor allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, limited access to capital and other attributes that can cause their share prices to fluctuate. Therefore, smaller companies may entail greater risks for investors than larger companies.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

The Euro is the single currency of the European Monetary Union (“EMU”). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund or the Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Risks of Investing in Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed countries.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Leverage Risks

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that a Fund closes out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Changing Fixed Income Market Conditions Risk

The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks of Non-Diversification

The New York Municipal Bond Fund is non-diversified. Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

Risks Associated with Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Commodity Tax Risks

A Fund’s ability to invest in certain instruments such as commodity-linked derivatives may be adversely affected by changes in legislation, regulations or other legally binding authority. Pursuant to the Internal Revenue Code, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the Internal Revenue Service has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income. As a result, a Fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. Failure to comply with the restrictions in the Internal Revenue Code and any future legislation or guidance may cause a Fund to fail to qualify as a regulated investment company which may adversely impact a shareholder’s return. Alternatively, a Fund may forego those investments which could adversely affect the ability of the Fund to achieve its investment goal.

Risks Associated with Investing in a Single State

A fund that invests primarily in securities issued by a single state provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenue; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. In addition, changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. For a better understanding of these risks, please see the state-specific risk factors below.

New York Investment Risks

New York Municipal Bond Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund’s portfolio. The ability of this Fund to achieve its investment goal also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Tracking Error Risks

Factors such as Fund expenses, imperfect correlation between a Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risks

The Asset Allocation Funds are subject to the risk that the Advisor’s or Sub-advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Exchange-Traded Fund Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risks Related to Commodities and Natural Resources

An investment in commodities, or in operating companies that have significant exposure to commodities, exposes a Fund to the greater volatility of the commodity markets, to commodity-specific risks (drought, floods, weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets and the operations of companies engaged in natural resources industries. The natural resources industries can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices and tax and other government regulations.

Risks Related to Exchange-Traded Notes

The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

Risks Related to Hedge Fund Strategies

An investment by a Fund in an investment company that employs one or more hedge fund strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type, activity or event, and would be exposed to greater risk of loss if the investment thesis or assumptions underlying the focus do not occur as anticipated. Hedge fund strategies intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options or short sales) will magnify any losses incurred by the strategy.

Infrastructure Assets Risk

An investment in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) exposes a Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States. An infrastructure fund may be less diversified than other funds that invest in a broad range of industries.

Inflation-Indexed Securities’ Risks

The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. A Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Risks Related to Healthcare Strategies

An investment by a Fund in healthcare securities exposes the Fund to the overall condition of the healthcare industry and makes the Fund more susceptible to economic, political and regulatory risks or other occurrences associated with the healthcare industry than a fund that does not focus on healthcare companies.

Risks Related to Real Estate

An investment in real estate, through investment in a real estate investment trust, exposes a Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Risks Related to Floating Rate Loans

An investment in floating rate commercial loans (through an investment in another investment company) exposes a Fund to the creditworthiness of the lender from which the interests in the loans are acquired, as well as interest rate, prepayment, credit and counterparty risks that are associated with the underlying borrowers of the loans. No active trading market may exist for certain loans, and existing trading markets could suffer impairment. Depending on market conditions, it may be difficult to value the loans.

Temporary Defensive Investments

The Funds (except the Money Market Funds) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Except as otherwise provided, the Funds have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of a Fund’s assets or redemptions of shares will not be considered a violation of a limitation. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. Limitations which are designated as non-fundamental policies may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in non-fundamental policies become effective.

Affiliated Persons Risks

In managing the Strategic Allocation Funds, the Advisor has the authority to select and substitute the Underlying Funds in which the Strategic Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Strategic Allocation Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

Money Market Fund Risks

Floating Net Asset Value Risk. The Floating NAV Money Market Funds will not maintain a stable NAV per share by October 14, 2016. The value of a Floating NAV Money Market Fund’s shares will be calculated to four decimal places and will vary based on the market value of the portfolio of investments held by the Fund. As a result, when you sell your shares, they may be worth more or less than what you originally paid for them.

Fees and Gates Risks. On or before October 14, 2016, the Floating NAV Money Market Funds and the Retail Money Market Funds will adopt and implement policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that a Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If a Floating NAV Money Market Fund’s or a Retail Money Market Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, then the Floating NAV Money Market Fund or Retail Money Market Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

INVESTMENT LIMITATIONS

LARGE-CAP STRATEGY FUND, MULTI-MANAGER ALTERNATIVES FUND, MULTI-MANAGER REAL ASSET FUND, STRATEGIC ALLOCATION CONSERVATIVE FUND, STRATEGIC ALLOCATION AGGRESSIVE FUND, MUNICIPAL BOND FUND, NEW YORK MUNICIPAL BOND FUND, U.S. TREASURY MONEY MARKET FUND.

Fundamental Investment Limitations

The following limitations cannot be changed unless authorized by the Board of Trustees (“Board”) and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act.

Issuing Senior Securities and Borrowing Money

Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Funds will not invest in real estate, except that: (i) the Funds may invest in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or invest in securities that are secured by real estate or interests therein, including real estate investment trusts; (ii) investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation; and

(iii) the Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term “concentration” has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. With respect to any Fund investing in real estate-related securities, industry classifications shall include, but not be limited to, the following: Real Estate Development; Real Estate Operating Companies; Real Estate Services; Diversified Real Estate Activities; Diversified REITs; Industrial REITs; Office REITs; Residential REITs; Retail REITs; Healthcare REITs; Hotel and Resort REITs; and Specialized REITs. These industry classifications are not fundamental and may be changed without the vote of a majority of the outstanding shares of the Funds. Furthermore, a Fund’s investment in an investment company that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Fund in that particular industry or group of industries.

Diversification – all Funds except New York Municipal Bond Fund

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Non-Fundamental Investment Limitations

The following limitations may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

U.S. Treasury Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

New York Municipal Bond Fund: The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options, forward and spot currency contracts, and other financial contracts or derivative instruments.

Illiquid Securities

A Fund may not purchase or acquire any security if, as a result, more than 15% (5% in the case of the U.S. Treasury Money Market Fund) of its net assets would be invested in securities that are illiquid.

Borrowing Money

The Funds will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The Funds do not anticipate entering into reverse repurchase agreements in excess of 5% of their net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies

The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds’ investment advisor, and ETFs.

In applying the Funds’ investment limitation on concentration of investments: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds’ total assets in any one industry will constitute “concentration.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. None of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

INVESTMENT LIMITATIONS – ALL OTHER FUNDS

Fundamental Investment Limitations

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and “regulated investment companies” as defined in the Code for each Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and “regulated investment companies” as defined in the Code for each Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

In addition, all Funds will not:

1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”;

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

Non-Fundamental Investment Limitations

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (5% in the case of the Institutional Prime Money Market Fund, Retail Prime Money Market Fund, Institutional Tax-Exempt Money Market Fund, Retail Tax-Exempt Money Market Fund and U.S. Government Money Market Fund) of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund’s assets in excess of one-third of such Fund’s total assets.

4. The Multi-Manager International Fund and U.S. Government Money Market Fund may not engage in any short sales. Each other Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund’s net assets.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (“NAV”) or other external events cause a Fund’s investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (“Rule”) applicable to them, which regulates money market mutual funds. The Money Market Funds may invest only in securities which have been determined by the Board to present minimal credit risks to the Fund, based on the Board’s consideration of a number of factors, including but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, and positions within the industry and industry strength. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

The table below shows any significant variation in the Funds’ portfolio turnover rate for the fiscal years ended April 30, 2015 and 2016.

Fund*	2015	2016
Strategic Allocation Moderate Fund	23%	52%
Intermediate-Term Bond Fund	45%	32%
Broad Market Bond Fund	45%	44%
Short-Term Bond Fund	138%	104%
New York Municipal Bond Fund	31%	24%
Large-Cap Strategy Fund	15%	81%
Multi-Manager International Fund	78%	71%
Multi-Manager Alternatives Fund	434%	387%
Multi-Manager Real Asset Fund	242%	418%
Strategic Allocation Conservative Fund	24%	33%
Strategic Allocation Aggressive Fund	20%	51%
Municipal Bond Fund	50%	32%

*	The portfolio turnover rate for certain funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, and may result in additional tax consequences to a Fund’s shareholders.

DETERMINING MARKET VALUE OF SECURITIES

GOVERNMENT AND RETAIL MONEY MARKET FUNDS

The Trustees have decided that the best method for determining the value of portfolio instruments of the Government Money Market Funds and the Retail Money Market Funds is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund’s portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize to the extent reasonably practicable material dilution or other unfair results arising from differences between the two methods of determining NAV.

FIXED INCOME, ALTERNATIVE, ASSET ALLOCATION, EQUITY AND FLOATING NAV MONEY MARKET FUNDS

Market values of the Equity, Alternatives, Asset Allocation, Fixed Income and Floating NAV Money Market Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•	for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds’ Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Fund’s (other than the Government Money Market Funds’ and the Retail Money Market Funds’) NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor’s Contract with the Funds, ALPS Distributors, Inc. (“Distributor”) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.

ADVANCE COMMISSIONS

When an investment professional’s customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

Equity, Multi-Manager and Strategic Allocation Funds

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	1.00%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Fixed Income Funds (excluding Short-Term Bond Fund)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	0.75%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Short-Term Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$250,000 - $2,999,999.99	0.75%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12B-1 PLAN (CLASS A SHARES, SERVICE CLASS SHARES AND ADMINISTRATIVE CLASS SHARES)

As a compensation-type plan, the Rule 12b-1 Plan (“Plan”) is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares, and to provide distribution related and/or recordkeeping and administrative services for Fund shareholders. The Plan is also designed to cover other costs incurred in implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries, such as brokers and dealers, relating to distribution and/or marketing services. The Distributor may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisors) to provide distribution related and other services. The Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds’ service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Plan fee of the Funds’ average daily net assets.

For some classes of Shares, the maximum Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Plan fees related to Class C Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

SHAREHOLDER SERVICES PLAN (CLASS A SHARES, CLASS I SHARES, SERVICE CLASS SHARES, ADMINISTRATIVE CLASS SHARES AND SELECT CLASS SHARES)

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates, a monthly fee computed at an annual rate not to exceed 0.25 of 1% of the average aggregate net asset value of the shares of a class held during the month, for providing shareholder services and maintaining shareholder accounts.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund may pay to financial intermediaries, the Distributor and the Advisor and their affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (“FINRA”) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own reasonable resources and legitimate profits. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.

Supplemental Payments

Financial intermediaries may be paid fees out of the assets of the Distributor, the Advisor and their affiliates.

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments, subject to applicable limits, if any, will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries’ mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

UNDERWRITING COMMISSIONS

The following chart reflects the total sales charges paid to M&T Securities, Manufacturers and Traders Trust Company, and Wilmington Trust Retirement and Investment Services (together, “M&T”), affiliates of the Advisor, in connection with the sale of Class A Shares of the Funds and the amount retained by the Distributor for the last three fiscal years ended April 30, 2016, April 30, 2015 and April 30, 2014:

	2016		2015		2014
Fund/Class	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained
Wilmington Strategic Allocation Moderate Fund Class A	$38,838	—	$61,793	—	$47,949	—
Wilmington Intermediate-Term Bond Fund Class A	$45	—	$814	—	$966	—
Wilmington Broad Market Bond Fund Class A	$500	—	$3,200	—	$1,220	—
Wilmington Short-Term Bond Fund Class A	$443	—	$77	—	$395	—
Wilmington New York Municipal Bond Fund Class A	$4,907	—	$3,688	—	$2,062	—

	2016		2015		2014
Fund/Class	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained
Wilmington Multi-Manager International Fund Class A	$3,529	—	$2,667	—	$644	—
Wilmington Multi-Manager Alternatives Fund Class A	$143	—	$54	—	$—	—
Wilmington Multi-Manager Real Asset Fund Class A	$1,790	—	$10,315	—	$2,471	—
Wilmington Strategic Allocation Conservative Fund Class A	$1,439	—	$1,921	—	$5,769	—
Wilmington Strategic Allocation Aggressive Fund Class A	$2,778	—	$2,873	—	$3,961	—
Wilmington Municipal Bond Fund Class A	$11,581	—	$16,895	—	$10,690	—

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUB-ACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent’s sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of sub-accounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any

90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds’ Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds’ Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

CERTAIN MONEY MARKET FUND REDEMPTIONS

Pursuant to Rule 2a-7 under the 1940 Act, the Board of Directors is permitted to impose a liquidity fee (up to 2%) on redemptions from a Floating NAV Money Market Fund or a Retail Money Market Fund, or to temporarily restrict redemptions (a “redemption gate”) from a Floating NAV Money Market Fund or a Retail Money Market Fund for up to 10 business days (in any 90-day period), in the event that the Fund’s weekly liquid assets fall below the thresholds listed below. Liquidity fees and redemption gates, which may be terminated at any time in the discretion of the Board, would generally be used to assist a Fund to help preserve its market-based NAV per share, in the case of the Floating NAV Money Market Funds, or its stable, $1.00 NAV per share, in the case of the Retail Money Market Funds. Liquidity fees and redemption gates will terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets.

The weekly liquid asset thresholds are as follows:

•	30% weekly liquid assets: If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, and the Board determines that it is in the best interests of the Fund, then the Fund may impose a liquidity fee of no more than 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

•	10% weekly liquid assets: If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, then the Fund must impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If a Fund imposes a redemption gate, the Fund will not accept redemption requests until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption requests submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new redemption request to the Fund.

An announcement regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed by a Fund with the SEC on Form N-CR and will be available on the Fund’s website (www.wilmingtonfunds.com). In addition, the Fund will make an announcement through a supplement to this prospectus and may also make announcements through a press release, website announcement, or by other means.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Some degree of uncertainty exists with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets and the Board, including a majority of trustee who are not interested persons of the Wilmington Funds, irrevocably has approved the liquidation of the Fund, then the Board has the authority to suspend redemptions of shares of the Fund.

On or before October 14, 2016, the Fund will adopt policies and procedures regarding the use of liquidity fees and redemption gates as described above.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding shares of all series entitled to vote.

As of [August 1], 2016, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

Fund/Class	Account Name and Address	% Owned of Class
	SEI PRIVATE TRUST CO	11.53
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

MULTI-MANAGER ALTERNATIVES FUND CLASS A	CHARLES SCHWAB	21.18
	FOR SPECIAL CUSTODY ACCOUNT
	FBO OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	NFS LLC FEBO	16.65
	THOMAS J GREINER
	JULIE M GREINER
	42 SUTTON PL
	KALISPELL MT 59901

Fund/Class	Account Name and Address	% Owned of Class
	NFS LLC FEBO	7.05
	FMT CO CUST IRA
	FBO NASROLLAH ZARRINGHALAM
	30051 CENTER POINT RD
	MILLVILLE DE 19967-6801

	NFS LLC FEBO	6.88
	NFS/FMTC IRA
	FBO SCOTT PITSLEY
	7612 BROWNS BRIDGE RD
	HIGHLAND MD 20777

	NFS LLC FEBO	6.39
	NFS/FMTC ROLLOVER IRA
	FBO KARL EHRHARDT
	32 MALTON CT
	PARKVILLE MD 21234

	NFS LLC FEBO	5.59
	KAREN A HARRIS MARITAL TR
	KAREN HARRIS TTEE
	U/A 06/18/2007
	3902 SILVER MAPLE CT
	ROCKVILLE MD 20853

MULTI-MANAGER ALTERNATIVES FUND CLASS I	CHARLES SCHWAB & CO INC	30.51
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	SEI PRIVATE TRUST COMPANY	18.89
	C/O M&TBANK/WTC ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

	SEI PRIVATE TRUST	9.15
	C/O M&T BANK ID 337
	ATTN: MUTUAL FUND ADMIN
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

	SEI PRIVATE TRUST CO	5.51
	C/O M&T BANK ID 337
	ATTN: MUTUAL FUND ADMIN
	ONE FREEDOM VALLLEY DR
	OAKS, PA 19456

Fund/Class	Account Name and Address	% Owned of Class
MULTI-MANAGER REAL ASSET FUND CLASS A	TD AMERITRADE TRUST COMPANY	23.47
	CO#00TLB
	P.O. BOX 17748
	DENVER, CO 802170748

	PERSHING LLC	5.86
	PO BOX 2052
	JERSEY CITY, NJ 07303-9998

	PERSHING	5.22
	PO BOX 2052
	JERSEY CITY, NJ 07303-2052

MULTI-MANAGER REAL ASSET FUND CLASS I	SEI PRIVATE TRUST COMPANY	28.43
	C/O M&T BANK ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

	SEI PRIVATE TRUST COMPANY	17.14
	C/O M&TBANK/WTC ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

	SEI PRIVATE TRUST COMPANY	12.36
	C/O M&T BANK ID 337
	ATTN: MUTUAL FUNDS ADMIN.
	ONE FREEDOM VALLEY DRIVE
	OAKS PA 19456

	SEI PRIVATE TRUST COMPANY	12.03
	C/O M&T BANK ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

STRATEGIC ALLOCATION CONSERVATIVE FUND CLASS A	PERSHING LLC	5.58
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998

	PERSHING LLC	5.33
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998

Fund/Class	Account Name and Address	% Owned of Class
STRATEGIC ALLOCATION CONSERVATIVE FUND CLASS I	T ROWE PRICE RETIREMENT PLAN	63.19
	SERVICES INC
	4515 PAINTERS MILL RD
	OWINGS MILLS MD 21117-4903

	MATRIX TRUST COMPANY AS TTEE FBO	13.23
	MANAGEMENT INC SUPPLEMNET EXECUTIVE
	RETIREMENT PLAN A/C 079160-000.1
	C/O MUTUAL FUNDS
	PO BOX 52129
	PHOENIX AZ 85072-2129

	MATRIX TRUST COMPANY AS TTEE FBO	8.36
	SUPPLEMENTAL EXECUTIVE RETIREMENT
	PLAN A/C 079161-000.1
	C/O MUTUAL FUNDS
	PO BOX 52129
	PHOENIX AZ 85072-2129

STRATEGIC ALLOCATION MODERATE FUND CLASS I	SEI PRIVATE TRUST CO	53.62
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	SEI PRIVATE TRUST CO	36.21
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	PERSHING LLC	6.38
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998

STRATEGIC ALLOCATION AGGRESSIVE FUND CLASS I	SEI PRIVATE TRUST COMPANY	61.64
	C/O M&TBANK/WTC ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

	T ROWE PRICE RETIREMENT PLAN	22.71
	SERVICES INC
	4515 PAINTERS MILL RD
	OWINGS MILLS MD 21117-4903

Fund/Class	Account Name and Address	% Owned of Class
INTERMEDIATE-TERM BOND FUND CLASS A	UBS FINANCIAL SERVICES INC. FBO	10.83
	FIRST CONGREGATIONAL CHURCH
	IN CONCORD NEW HAMPSHIRE
	177 NORTH MAIN STREET
	INVESTMENT COMMITTEE
	CONCORD NH 03301-5039

	PERSHING LLC	8.29
	PO BOX 2052
	JERSEY CITY, NJ 07303-2052

	KRISTEN R. WARD	5.45
	116 ELM STREET
	HOLLIDAYSBURG PA 16648-2929

INTERMEDIATE-TERM BOND FUND CLASS I	SEI PRIVATE TRUST COMPANY	25.68
	C/O M&TBANK/WTC ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

	SEI PRIVATE TRUST CO	17.27
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	T ROWE PRICE RETIREMENT PLAN	13.59
	4515 PAINTERS MILL RD
	OWINGS MILLS MD 21117-4903

	SEI PRIVATE TRUST COMPANY	13.50
	C/O M&TBANK/WTC ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

	SEI PRIVATE TRUST CO	11.88
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	MAC & CO A/C 243100	8.03
	525 WILLIAM PENN PLACE, RM 153-3602
	PO BOX 3198
	PITTSBURGH, PA 15230-3198

BROAD MARKET BOND FUND CLASS A	SUBRAMONIAN SHANKAR	15.61
	5990 NEELY CT
	NORCROSS GA 30092-1418

	PERSHING LLC	14.58
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998

Fund/Class	Account Name and Address	% Owned of Class
BROAD MARKET BOND FUND CLASS I	SEI PRIVATE TRUST CO	25.93
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	SEI PRIVATE TRUST CO	10.92
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	SEI PRIVATE TRUST CO	6.96
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

SHORT-TERM BOND FUND CLASS A	PERSHING LLC	6.83
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998

	PERSHING LLC	6.18
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998

	PERSHING LLC	6.10
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998

	PERSHING LLC	5.41
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998

SHORT-TERM BOND FUND CLASS I	T. ROWE PRICE RETIREMENT PLAN	29.36
	4515 PAINTERS MILL ROAD
	OWINGS MILLS, MD 21117-4903

	SEI PRIVATE TRUST CO	27.61
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	SEI PRIVATE TRUST CO	16.44
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	SEI PRIVATE TRUST CO	14.65
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

Fund/Class	Account Name and Address	% Owned of Class
MUNICIPAL BOND FUND CLASS I	SEI PRIVATE TRUST COMPANY	32.91
	C/O M&TBANK/WTC ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY DRIVE
	OAKS, PA 19456

	SEI PRIVATE TRUST COMPANY	21.24
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	SEI PRIVATE TRUST COMPANY	10.61
	C/O M&T BANK ID 337
	ATTN: MUTUAL FUND ADMINISTRATOR
	ONE FREEDOM VALLEY
	OAKS, PA 19456

	SEI PRIVATE TRUST COMPANY	9.76
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

NEW YORK MUNICIPAL BOND FUND CLASS A	PERSHING LLC	14.72
	PO BOX 2052
	JERSEY CITY NJ 07303-2052

	PERSHING LLC	6.94
	PO BOX 2052
	JERSEY CITY NJ 07303-2052

	PERSHING LLC	6.38
	PO BOX 2052
	JERSEY CITY NJ 07303-2052

	VANGUARD BROKERAGE SERVICES	5.57
	A/C 8364-4750
	PO BOX 1170
	VALLEY FORGE PA 19482-1170

NEW YORK MUNICIPAL BOND FUND CLASS I	SEI PRIVATE TRUST CO	25.25
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	SEI PRIVATE TRUST CO	11.96
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	SEI PRIVATE TRUST CO	11.64
	C/O M&T BANK ID337
	ATTN: MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

Fund/Class	Account Name and Address	% Owned of Class
U.S. GOVERNMENT MONEY MARKET FUND SERVICE CLASS	MANUFACTURERS & TRADERS	84.26
	TICE & CO 8TH FLOOR
	ATTN TR DEPT CASH MGMT CLERK
	PO BOX 1377
	BUFFALO NY 14240-1377

	MATRIX TRUST COMPANY AS AGENT FBO	9.77
	SWEEP OMNI ACCOUNT
	PO BOX 52129
	PHOENIX, AZ 85072

	PERSHING	5.64
	AS AGENT FOR BROKERAGE CUSTOMERS
	ATTN: CASH MANAGEMENT
	1 PERSHING PLAZA
	JERSEY CITY, NJ 07399-0002

U.S. GOVERNMENT MONEY MARKET ADMININSTRATIVE CLASS	MANUFACTURERS & TRADERS	99.99
	TICE & CO 8TH FLOOR
	ATTN TR DEPT CASH MGMT CLERK
	PO BOX 1377
	BUFFALO NY 14240-1377

U.S. GOVERNMENT MONEY MARKET FUND SELECT CLASS	MANUFACTURERS & TRADERS	82.76
	TICE & CO 8TH FLOOR
	ATTN TR DEPT CASH MGMT CLERK
	PO BOX 1377
	BUFFALO NY 14240-1377

	M&T BANK	13.75
	COMMERICAL SWEEP ACCOUNTS
	ATTN: SWEEP OPERATIONS
	626 COMMERCE DR
	AMHERST NY 14228-2307

U.S. GOVERNMENT MONEY MARKET FUND INSTITUTIONAL CLASS	MANUFACTURERS & TRADERS	99.99
	TICE & CO 8TH FLOOR
	ATTN TR DEPT CASH MGMT CLERK
	PO BOX 1377
	BUFFALO NY 14240-1377

	MATRIX TRUST COMPANY AS TTEE FBO
	ATLAS PACIFIC PS PLAN
	PO BOX 52129
	PHOENIX, AZ 85072

Fund/Class	Account Name and Address	% Owned of Class
U.S. TREASURY MONEY MARKET FUND SERVICE CLASS	ARTHUR P HERMAN	80.91
	75 7TH AVE
	SAN FRANCISCO CA 94118-1204

	BNYM IS TRUST CO CUST	19.09
	MICHAEL K. JONES IRA
	704 BUD FARRAR RD
	LILLIE, LA 71256-3020

U.S. TREASURY MONEY MARKET FUND ADMINISTRATIVE CLASS	MANUFACTURERS & TRADERS	99.53
	TICE & CO 8TH FLOOR
	ATTN TR DEPT CASH MGMT CLERK
	PO BOX 1377
	BUFFALO NY 14240-1377

U.S. TREASURY MONEY MARKET FUND SELECT CLASS	MANUFACTURERS & TRADERS	57.85
	TICE & CO 8TH FLOOR
	ATTN TR DEPT CASH MGMT CLERK
	PO BOX 1377
	BUFFALO NY 14240-1377

	M&T BANK	21.36
	COMMERICAL SWEEP ACCOUNTS
	ATTN: SWEEP OPERATIONS
	626 COMMERCE DR
	AMHERST NY 14228-2307

	PERSHING LLC	17.16
	FOR THE EXCLUSIVE BENEFIT OF
	ITS CUSTOMERS
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Shareholder	Fund and% Owned
SEI Private Trust Co, C/ O M&T Bank, One Freedom Valley Drive, Oaks, PA 19456

Broad Market Bond Fund, Class I – 43.82%

Multi-Manager International Fund, Class I – 71.11%

Multi-Manager Real Asset Fund, Class I – 72.61%

Intermediate-Term Bond Fund, Class I – 72.85%

Large-Cap Strategy Fund, Class I – 76.76%

Municipal Bond Fund, Class I – 82.27%

New York Municipal Bond Fund, Class I – 54.42%

Multi-Manager Alternatives Fund, Class I – 33.55%

Short-Term Bond Fund, Class I – 59.82%

Strategic Allocation Aggressive Fund, Class I – 64.05%

Strategic Allocation Moderate Fund, Class I – 90.28%

T Rowe Price Retirement Plan, 4515 Painters Mill Rd, Owings Mills, MD 21117	Strategic Allocation Conservative Fund, Class I – 63.19% Short-Term Bond Fund, Class I – 29.37%

Manufacturers & Traders Trust Co. TICE & Co., PO Box 1377, Buffalo, NY 14240

U.S. Government Money Market Fund, Administrative

Class – 99.99%

U.S. Government Money Market Fund, Service

Class – 84.26%

U.S. Government Money Market Fund, Select Class – 82.76%

U.S. Government Money Market Fund, Institutional

Class – 100%

U.S. Treasury Money Market Fund, Administrative

Class – 99.53%

U.S. Treasury Money Market Fund, Select Class – 57.85%

Arthur P. Herman 75 7th Ave San Francisco, CA 94118-1204	U.S. Treasury Money Market Fund, Service Class – 80.91%

Charles Schwab & Co Inc Special Custody Account FBO Our Customers, ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	Multi-Manager Alternatives Fund, Class I – 30.51%

Disclosures Pershing

Pershing LLC is a single member Delaware Limited Liability Company and a wholly owned subsidiary of Pershing Group LLS (“parent”) which is a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNYM”).

Manufacturers & Traders

Manufacturers and Traders Trust Company (“M&T Bank”).

TAX INFORMATION

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Information” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUND

The Funds have elected and intend to qualify, or, if newly organized, intend to elect and qualify, each year as a regulated investment company (sometimes referred to as a “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a Regulated Investment Company

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•	Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.

Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover

For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions — Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors — Capital Gain Dividends” and “— Interest-Related Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers

The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before

December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions — Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)	the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains

The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Asset Allocation Funds

If the Fund invests in underlying funds, distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. The Fund generally will not be able to currently offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, unless the Fund is a qualified fund of funds discussed below, the Fund (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes (see, “Taxation of Fund Distributions — Pass-through of foreign tax credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund, and (c) dividends paid by the Fund from interest earned by an underlying fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, “U.S. government securities” below). However, the Fund is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions — Qualified Dividend Income for Individuals” and “— Corporate Dividends- Received Deduction” below). A qualified fund of funds, i.e. a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.

Federal Excise Tax

To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

TAXATION OF FUND DISTRIBUTIONS (ALL FUNDS)

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income

The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Corporate Dividends-Received Deduction.”

Distributions of Capital Gains

The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Money Market Funds do not expect to realize any long-term capital gains or losses.

Maintaining a $1 share price — Government Money Market and Retail Money Market Funds

Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require a Government Money Market or a Retail Money Market Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Return of Capital Distributions

Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or REITs (see, “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals

Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Corporate Dividends-Received Deduction

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends- received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.

Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities

At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits

If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e., a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the AMT. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities Lending” below.

Tax Credit Bonds

If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government Securities

Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see, “Taxation of the Fund — Asset Allocation Funds” above.

Dividends Declared in December and Paid in January

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax

A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

TAXATION OF FUND DISTRIBUTIONS (TAX-EXEMPT FUNDS ONLY)

The Municipal Bond Fund, New York Municipal Bond Fund, Institutional Tax-Exempt Money Market Fund and Retail Tax-Exempt Money Market Fund (“Tax-Exempt Funds”) each intend to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of municipal securities, which are exempt from federal income tax.

Exempt-Interest Dividends

Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt- interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to AMT in certain circumstances and may have other collateral tax consequences as discussed below.

Distributions of Ordinary Income and Capital Gains

Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed above under “Taxation of Fund Distributions.”

Alternative Minimum Tax — Private Activity Bonds

AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. Exempt-interest dividends derived from certain “private activity” municipal securities issued after August 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all municipal securities regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT. [The Tax-Exempt Money Market Funds are required to limit to 20% that part of its income that would be subject to the AMT.]

Effect on Taxation of Social Security Benefits; Denial of Interest Deduction; “Substantial Users”

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from State Tax

To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Shareholders in a qualified fund of funds that receive exempt-interest dividends should consult their own tax advisors as to whether such dividends are exempt from personal income tax in their state of residence. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Municipal Security to Qualify to Pay Exempt-Interest

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Distributions Paid By the New York Municipal Bond Fund

Distributions of exempt-interest dividends paid to shareholders of the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions are derived from interest income on obligations of the State of New York and its political subdivisions, and qualifying obligations of U.S. territories and possessions. To the extent that distributions are derived from other sources, such distributions will generally be subject to New York State and/or New York City tax. Capital gain dividends paid by the Fund are taxable at ordinary income rates for New York State and New York City personal income tax purposes irrespective of the source of such capital gains.

Distributions from (or, if applicable, the value of) the Fund generally will be taxable to shareholders that are subject to the New York State franchise tax on corporations and/or the New York City corporation tax.

SALE OR REDEMPTION OF FUND SHARES

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Cost Basis Information

Unless you are investing in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, or are investing in a money market fund that maintains a stable net asset value, the Fund is required to report to you and the IRS the cost basis of “covered shares” you sell or otherwise dispose of in a taxable transaction. These cost basis reporting rules are generally effective for Fund shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (“covered shares”) and the shares are disposed of after that date. Cost basis will be calculated using the default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by the Wilmington Funds, which you may elect to apply to covered shares, include:

•	First-In, First-Out — shares acquired first in the account are the first shares depleted.

•	Last-In, First-Out — shares acquired last in the account are the first shares depleted.

•	Highest In, First Out (High Cost) — shares acquired with the highest cost per share are the first shares depleted.

•	Lowest In, First Out (Low Cost) — shares acquired with the lowest cost per share are the first shares depleted.

•	Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If you identify an insufficient number of shares or do not make a timely identification, the transaction will default to the first-in, first-out method.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (as defined below) you may own. You may change or revoke the use of the average cost method and elect another cost basis method for covered shares if you notify the Fund in writing. You may change from average cost to another cost basis method for covered shares at any time, but only for shares acquired after the date of the change (the change is prospective). After the change, the basis of the shares that were averaged remain averaged. You may revoke the use of the average cost method and revert to another cost basis method for covered shares if you notify the Fund in writing by the date of the first sale, exchange or other disposition of the shares. After the revocation, the basis of the shares that were averaged revert to their actual cost basis.

The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, the Wilmington Funds deplete noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. The cost basis for noncovered shares will be calculated separately from any covered shares you may own. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations.

This election for noncovered shares cannot be made by notifying the Fund.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you.

Therefore shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

For additional information and updates regarding cost basis reporting and available shareholder elections, please visit Wilmington Fund’s website at http://www.wilmingtonfunds.com. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales

All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. However, this rule will not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period began after December 22, 2010.

Government Money Market and Retail Money Market Funds

Because shares in the Money Market Funds are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

Floating NAV Money Market Funds

A sale or redemption of Fund shares is a taxable event and, since the Floating NAV Money Market Funds will not maintain a stable share price, there may be tax consequences to you if you dispose of your shares in a Floating NAV Money Market Fund. Unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, redeeming, or exchanging other shares of the same Fund at a loss, all or part of your loss will not be deductible under the wash sale rules and will instead increase the basis of the new shares to preserve the loss until a future sale, redemption, or exchange. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any net capital gain distributions received (or deemed received) by you with respect to the Fund shares.

If you elect to adopt the simplified NAV method of accounting available under proposed regulations, rather than compute gain or loss on every taxable sale, redemption or other disposition of Fund shares as described above, you would generally determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified NAV method, any resulting capital gain or loss would be reportable on a net basis and treated as a short-term capital gain or loss, provided that you hold the shares as a capital asset. The IRS has also issued guidance indicating that the wash sale rules described above will not apply to taxpayers who use the simplified NAV method of accounting with respect to shares redeemed from a floating NAV money market fund such as the Floating NAV Money Market Funds.

Reportable Transactions

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

TAX TREATMENT OF PORTFOLIO TRANSACTIONS

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Securities In Which the Funds Invest” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General

In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long - term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments

Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year.

Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund

Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions

In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus

(b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short- term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on

U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions

A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments

A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years.

Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs

A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investments in Non-U.S. REITs

While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income)

Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs

For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund — Qualification as a Regulated Investment Company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Investments in Commodities — Structured Notes, Corporate Subsidiary and Certain ETFs

Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a Regulated Investment Company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this SAI, the IRS suspended the issuance of any further private letter rulings in July 2011 pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity index-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities.

Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Securities Lending

While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities

Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.

Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character

A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

TAX CERTIFICATION AND BACKUP WITHHOLDING

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

NON-U.S. INVESTORS

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General

The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-Interest Dividends

In general, exempt-interest dividends reported by the Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

Capital Gain Dividends

In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long- term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends and Short-Term Capital Gain Dividends and Interest-Related Dividends

The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before January 1, 2015, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, with respect to taxable years of the Fund that began before January 1, 2015, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after January 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends on short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits

Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to

U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one- year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2015 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2015 from a RIC to a non-US shareholder from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax

Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules

Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”)

Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial

U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the Senior Officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 111 South Calvert Street, 26th Floor, Baltimore, Maryland 21202. The Trust is comprised of 18 funds. The Total Compensation from the Trust shown is as of the most recently completed fiscal year dated April 30, 2016.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**
Donald E. Foley* Birth Date: 8/51	Principal Occupations: Advisory Member, Trust and Investment Committee, M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company.	$15,500.00

Trustee Began serving: December 2015	Previous Positions: Director of M&T Bank Corporation and M&T Bank (2011 to 2012); Chairman and Chief Executive Officer of Wilmington Trust Corporation (2010 to 2011); Senior Vice President and Treasurer at ITT Corporation (1996 to 2010); Assistant Treasurer at International Paper (1989 to 1996).

	Other Directorships Held: Director, AXA Equitable (variable annuity) (2013 to present); Director, 1290 Mutual Funds (retail funds) (2013 to present); Chairman and Director, Burke Rehabilitation Hospital Foundation (private hospital, research institute) (2005 to present); Director, M&T Bank Corporation (commercial bank) (2011 to 2012); Chairman and Director, Wilmington Trust Corporation (commercial and trust bank) (2007 to 2011); Chairman, Director and President’s Council, Union College (private college) (2011 to 2015).

Christopher D. Randall* Birth date: 10/65	Principal Occupations: Chief Operations Officer and a Senior Vice President of Wilmington Trust’s Wealth and Institutional Services Division (WISD) (2/15 to present); Senior Vice President of M&T Bank.	$0

Trustee Began serving: September 2015

President Began serving: September 2014	Previous Positions: President and Chief Executive Officer of Wilmington Trust Investment Advisors, Inc. and President of Wilmington Trust Investment Management, LLC (2014 to 2015); Senior Vice President, Head of Asset Management and Retirement Services (2/12 to 2/15); President, Mid-Atlantic Division, Wilmington Trust, N.A. (5/11 to 8/12); President, M&T Securities, Inc. (2009 to 2011).

	Other Directorships Held: Trustee, Hilbert College (6/15 to present).

*	Christopher D. Randall is “interested” due to the positions he currently holds with the Funds, Wilmington Trust’s Wealth and Institutional Services Division, M&T Bank, the parent of the Fund’s Advisor, and previous positions held with WTIA and WFMC. Donald E. Foley is “interested” due to the positions he previously held with Wilmington Trust Corporation, M&T Bank Corporation and M&T Bank, the parent of the Fund’s Advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**
Nicholas A. Giordano Birth date: 3/43	Principal Occupations: Consultant, financial services organizations (1997 to present).	$111,500.00

Chairman and Trustee Began serving: March 2012

Other Directorships Held: Kalmar Pooled Investment Trust; The RBB Fund Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (body-worn devices).

Previous Positions: Interim President, LaSalle University (1998 to 1999); President and Chief Executive Officer, Philadelphia Stock Exchange (1981 to 1997)

Robert H. Arnold Birth date: 3/44	Principal Occupations: Managing Director, R.H. Arnold & Co, Inc. (financial management consulting) (6/89 to present).	$86,500

Trustee Began serving: March 2012	Other Directorships Held: Trustee, First Potomac Realty Trust (real estate investment trust) (5/03 to present); Director, Treasury Strategies, Inc. (private treasury consulting services) (6/01 to 6/16).

Joseph J. Castiglia Birth date: 7/34	Principal Occupations: Consultant (not-for-profit) and Private Investor.	$86,500

Trustee Began serving: February 1988	Other Directorships Held: Chairman, Trustee and Treasurer, Buffalo Olmsted Parks Conservancy (1/05 to 5/13); Chairman and Trustee, Buffalo Philharmonic Foundation (1/06 to 11/12); Vice Chairman and Trustee, Christ the King Seminary (1/05 to present); Director, Dunn Tire Corporation (1/05 to present); Chairman, Director and Treasurer, Read to Succeed Buffalo (1/08 to present); HCR Corporation (home care) (3/14 to present).

	Previous Positions: President, Chief Executive Officer, Vice President, Treasurer and Vice Chairman, Pratt & Lambert United (manufacturer of paints, coatings and adhesives) (12/67-1/96); Chairman and Director, Catholic Health (hospitals, nursing homes and home care) (1/97 to 5/03); Chairman and Director, Blue Cross Blue Shield of Western New York (5/92 to 5/07); Lead Director and Director, Energy East Corporation (gas and electric utility); Chairman and Director, Federal Reserve Bank of New York, Buffalo Branch; Chairman and Director, Community Foundation for Greater Buffalo; Chairman and Trustee, Canisius College; Chairman and Director, AAA of Western & Central New York.

John S. Cramer Birth date: 2/42	Principal Occupations: Retired.	$97,500

Trustee Began serving: December 2000	Other Directorships Held: Chairman and Director, CI Supply Corp. (medical supplies and equipment) (1/14 to 1/15); Director, Check Med Corp. (medical supplies and equipment) (6/08 to 1/14); Director, Highmark Blue Shield (health insurance) (2/01 to 6/10).

	Previous Positions: Consultant, Yaffe & Co. (compensation consultants) (6/02 to 6/12); President and Chief Executive Officer, Pinnacle Health Systems (non- profit hospital and health care system in Central Pennsylvania).

Daniel R. Gernatt, Jr. Birth date: 7/40	Principal Occupations: President and CEO, Gernatt Asphalt Products, Inc. (asphalt, sand and gravel products) (1979 to present).	$86,500

Trustee Began serving: February 1988	Other Directorships Held: Director, Roswell Park Alliance (2008 to 2016); Trustee, Gernatt Family Foundation.

Richard B. Seidel Birth date: 4/41	Principal Occupations: President, R.B. Seidel & Associates (legal and consulting) (1/14 to present); President, Girard Private Investment (1/14 to present); Chairman, Girard Capital (broker-dealer) (1/10 to present) Chairman, Girard Partners, Ltd. (1/10 to 2016).	$94,000

Trustee Began serving: September 2003	Other Directorships Held: Director, Tristate Capital Bank (1/08 to 2016).

**	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he should serve as a Trustee of the Trust as of the date of this SAI and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of each Trustee during the past five years and other directorships held.

INTERESTED TRUSTEES

Mr. Foley has served as a Trustee of the Trust since December 2015. He has significant experience related to the business and financial services industries. He presently serves as an Advisory Member of the Trust and Investment Committee of M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company. He also serves on the Board of Directors of AXA Equitable and 1290 Mutual Funds. He previously served as a Director of M&T Bank Corporation and M&T Bank and was Chairman and Chief Executive officer of Wilmington Trust Corporation from 2007 through 2011.

Mr. Randall has served as a Trustee of the Trust since September 2015, while also acting as President of the Funds and Senior Vice President of Wilmington Trust’s Wealth and Institutional Services Division. His current position within the M&T organization entails significant responsibilities and his previous positions with WTIA and WFMC included extensive business experience with the operations of a financial services company.

INDEPENDENT TRUSTEES

Mr. Arnold has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, being the managing director of R.H. Arnold & Co., Inc., a financial management consulting firm. He has also served as a trustee to other mutual fund complexes.

Mr. Castiglia has over 28 years of experience serving as an Independent Trustee of the Trust, including experience serving as the Chairman of the Board. Those positions have provided Mr. Castiglia with knowledge of the operations and business of the Trust and the Funds, and have called upon him to exercise leadership and analytical skills. Mr. Castiglia has significant business experience, having been, among other things, Chairman of Blue Cross Blue Shield of Western New York; Chairman of Catholic Health; Chairman of the Buffalo Branch of the Federal Reserve Bank of New York; President and Chief Executive Office of Pratt & Lambert United (NYSE); and Lead Director of Energy East Corporation (NYSE).

Mr. Cramer has over 16 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Cramer has significant business experience, having been, among other things, President and Chief Executive Officer of Pinnacle Health Systems. He presently serves as Chairman of the Audit Committee of the Trust.

Mr. Gernatt has 28 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Gernatt has significant business experience, as he has served as President and Chief Executive Officer of Gernatt Asphalt Products, Inc. since 1979.

Mr. Giordano has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, having been Chief Executive Officer of the Philadelphia Stock Exchange. He is currently a consultant to financial service organizations and serves as a trustee to other mutual fund complexes. He presently serves as Chairman of the Board of the Trust.

Mr. Seidel has over 13 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Seidel has significant experience related to the financial services industry, having been Chairman of R.B. Seidel and associates, a financial consulting firm, since 2014 and Chairman of Girard Capital, a broker-dealer, since 2010. He presently serves as Chairman of the Nominating and Governance Committee of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that its members satisfy this standard.

Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Michael D. Daniels Birth year: 1967	Principal Occupations: Chief Operating Officer, Wilmington Funds and Wilmington Trust Investment Advisors, Inc.; Administrative Vice President, M&T Bank.	—

Chief Operating Officer Began serving: June 2007	Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007); Vice President, Calamos Asset Management (2004 to 2006); Vice President, JP Morgan Chase Bank (2002 to 2004).

Jeffrey M. Seling Birth year: 1970	Principal Occupations: Vice President, M&T Bank and Wilmington Trust Investment Advisors, Inc.; Assistant Treasurer, Wilmington Funds.	—

Assistant Treasurer Began serving: June 2013	Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.

Vice President Began serving: June 2007

John C. McDonnell Birth Year: 1966	Principal Occupations: Vice President, Wilmington Funds Management Corporation (2005 to present); Vice President, Wilmington Trust Investment Advisors, Inc. (2012 to present).	—

Vice President and Assistant Treasurer Began serving: June 2013	Previous Positions: Vice President, Wilmington Trust Investment Management, LLC (2005 to 2012); Audit Senior, Deloitte LLP (2004 to 2005); Assistant Vice President, 1838 Investment Advisors, LP (1999 to 2004).

Mary Ellen Reilly Birth year: 1970	Principal Occupation: Chief Compliance Officer and Anti-Money Laundering Officer, Wilmington Funds; Administrative Vice President, M&T Bank.	—

Chief Compliance Officer and AML Compliance Officer Began serving: March 2015	Previous Positions: Administrative Vice President, M&T Bank, and Program Director, Buffalo Promise Neighborhood (2013-2015); Vice President, M&T Bank, and Product Manager, Wilmington Trust Retirement and Institutional Services Company (2010-2013); Vice President, M&T Bank, and Risk Manager, M&T Investment Group (2006-2010).

Eric B. Paul Birth year: 1974	Principal Occupations: Administrative Vice President, M&T Bank (2003 to present); Director of Proprietary Products, M&T Bank (2008 to present).	—

Vice President Began serving: June 2008

Ralph V. Partlow, III 25 South Charles Street, 22nd Floor Baltimore, MD 21201 Birth year: 1957 Vice President Began serving: June 2010	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003 to present). Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995 to 2003).	—

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Birth year: 1972 Chief Financial Officer and Treasurer Began serving: July 2013	Principal Occupations: Managing Director; Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to present). Previous Positions: Assistant Vice President, JP Morgan Investor Services Co. (2006 to 2011).	—

Lisa R. Grosswirth Atlantic Terminal Office Tower 2 Hanson Place 12th Floor Brooklyn, NY 11217 Birth year: 1963 Secretary Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958 Chief Executive Officer Began serving: September 2007	Principal Occupations: Chief Executive Officer, Foreside Financial Group, LLC (2012 to present). Previous Positions: President, Foreside Financial Group, LLC (2008 to 2012); Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management, LLC (2003 to 2006); Vice President, Bainbridge Capital Management (2002 to 2004).	—

*	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to the Independent Trustees, the Trust, and each Fund’s shareholders, and to facilitate compliance with legal and regulatory requirements. Currently, the Board has an Audit Committee, Nominating and Governance Committee, Pricing Committee, Disclosure Controls and Procedures Committee and Sub-Advisor and Performance Oversight Committee.

The Audit Committee is composed of Nicholas A. Giordano, Joseph J. Castiglia and John S. Cramer, Chairman, each who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (individually, an “Independent Trustee” and collectively, the “Independent Trustees”). The Audit Committee, pursuant to its Charter, oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services. The Chairman of the Audit Committee is responsible for pre-approving all non-audit related services, subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. The Audit Committee also discusses the Trust’s processes with respect to risk assessment and risk management. During the fiscal year ended April 30, 2016, the Audit Committee met four times.

The Trust has a Nominating and Governance Committee which functions pursuant to its Charter. The Board of the Trust appoints the members of the Nominating and Governance Committee, which is composed of Richard B. Seidel, Chairman, Daniel R. Gernatt, Jr. and Robert H. Arnold, each an Independent Trustee. The Nominating and Governance Committee is responsible for the selection and nomination for election to the full Board appropriate candidates for service as Trustees of the Trust. In addition, the Nominating and Governance Committee provides a forum for the Independent Trustees to address important issues of corporate governance for the Trust, including Trustee compensation and the Board self-evaluation, and to make appropriate recommendations to the full Board regarding sound governance practices. During the fiscal year ended April 30, 2016, the Nominating and Governance Committee met four times.

The Pricing Committee is composed of any one Independent Trustee and a representative from the Advisor. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended April 30, 2016, the Pricing Committee did not meet.

The Disclosure Controls and Procedures (“DC&P”) Committee is composed of the Trust’s Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), and Chief Compliance Officer, as well as the Chief Investment Officer and Chief Operating Officer of the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings by the Trust’s PEO and PFO. The DC&P Committee oversees internal controls relating to preparation and filing of financial statements and meets prior to the final approvals by the PEO and PFO of the Fund on the annual report, semi-annual report, Form N-Q filings and certain other filings. During the fiscal year ended April 30, 2016, the DC&P Committee met eight times.

The Sub-Advisor and Performance Oversight (“SA & PO”) Committee is composed of any one Independent Trustee and any one representative from the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings. The SA & PO Committee oversees the manager selection process and meets prior to the selection of additional sub-advisors or the termination of any sub-advisor. During the fiscal year ended April 30, 2016, the SA & PO Committee did not meet.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST AS OF DECEMBER 31, 2015

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Members
Donald E. Foley		None
Christopher D. Randall		$50,001 - $100,000
Wilmington Intermediate-Term Bond Fund	$50,001 - $100,000
Wilmington Multi-Manager Real Asset Fund	$10,001 - $50,000
Independent Board Members
Robert H. Arnold		$50,001 - $100,000
Wilmington Multi-Manager Alternatives Fund	$50,001 - $100,000
Joseph J. Castiglia		$10,001 - $50,000
Wilmington U.S. Government Money Market Fund	$10,001 - $50,000
John S. Cramer		Over $100,000
Wilmington Intermediate-Term Bond Fund	Over $100,000
Wilmington Multi-Manager International Fund	$50,001 - $100,000
Wilmington Multi-Manager Real Asset Fund	$10,001 - $50,000
Wilmington Municipal Bond Fund	Over $100,000
Wilmington Prime Money Market Fund[1]	$10,001 - $50,000
Wilmington Strategic Allocation Moderate Fund	$1 - $10,000
Daniel R. Gernatt, Jr.		Over $100,000
Wilmington Multi-Manager International Fund	Over $100,000
Wilmington Large-Cap Strategy Fund	Over $100,000
Wilmington Tax-Exempt Money Market Fund[2]	Over $100,000
Nicholas A. Giordano		Over $100,000
Wilmington Intermediate-Term Bond Fund	Over $100,000
Wilmington Multi-Manager Real Asset Fund	Over $100,000
Richard B. Seidel		None

[1]	The Wilmington Prime Money Market Fund merged into the Wilmington U.S. Government Money Market Fund on August 15, 2016.
[2]	The Wilmington Tax-Exempt Money Market Fund merged into the Wilmington U.S. Government Money Market Fund on August 15, 2016.

As of [August 1], 2016, the Fund’s Board and Officers as a group owned less than 1% of each Fund’s outstanding shares.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of six Independent Trustees and two interested trustees. Nicholas A. Giordano, Independent Trustee, serves as the Chairman of the Board and presides at meetings of the Board. Mr. Giordano regularly communicates with representatives of the Advisor and the Trust. Mr. Giordano leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Giordano may perform such other functions as may be requested by the Board from time to time. The Board believes that having a super-majority of Independent Trustees, coupled with an Independent Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goals, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including with the Advisor, the sub-advisors, the administrator, the transfer agent, the distributor and the custodian. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.

BOARD OVERSIGHT OF TRUST RISK

The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. At each regular Board meeting, the Advisor reports to the full Board on actual and potential risks to the Funds and the Trust as a whole. In addition, as part of its regular quarterly reports to the Board about various matters, the Advisor reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Audit Committee considers risks related to financial reporting and controls.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees and provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent Trustees, including concerning the Advisor, as applicable.

INVESTMENT ADVISOR

WILMINGTON FUND MANAGEMENT CORPORATION (“WFMC”). WFMC serves as the investment advisor to each of the Funds. WMFC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation, which is a wholly owned subsidiary of M&T Bank Corporation.

Several affiliates of WFMC are also engaged in the investment advisory business. Wilmington Trust Investment Management, LLC, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment advisor. Cramer Rosenthal McGlynn, LLC. (“CRM”) and Roxbury Capital Management (“Roxbury”) are each registered investment advisors. Wilmington Trust Corporation has a controlling interest in both CRM and Roxbury.

Pursuant to an investment advisory agreement between the Trust and WFMC, WFMC manages the assets of the Funds (“Investment Advisory Contract”). The Investment Advisory Contract has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Contract may be terminated by the Trust or the investment advisor on 60 days written notice without penalty. The Investment Advisory Contract will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Contract, WFMC is entitled to receive the following annual investment advisory fees, paid monthly as a percentage of average daily net assets:

	Annual Fee (as a % of average daily net assets (“Assets”))
Fund	WFMC	WTIA*
Large-Cap Strategy Fund	0.50%	None
Multi-Manager International Fund	0.45%	80%
Multi-Manager Alternatives Fund	0.95%	80%
Multi-Manager Real Asset Fund	0.45% on all Assets except Assets allocated to the inflation-protected and fixed- income securities (“TIPS”) strategy or the Enhanced Cash strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.	80%
Strategic Allocation Conservative Fund	0.40%	50%
Strategic Allocation Moderate Fund	0.40%	50%
Strategic Allocation Aggressive Fund	0.40%	50%
Intermediate-Term Bond Fund	0.45%	None
Broad Market Bond Fund	0.45%	None
Short-Term Bond Fund	0.40%	None
Municipal Bond Fund	0.45%	None
New York Municipal Bond Fund	0.45%	None
U.S. Government Money Market Fund	0.40%	None
U.S. Treasury Money Market Fund	0.40%	None
Institutional Prime Money Market Fund	[X.XX]%	None
Retail Prime Money Market Fund	[X.XX]%	None
Institutional Tax-Exempt Money Market Fund	[X.XX]%	None
Retail Tax-Exempt Money Market Fund	[X.XX]%	None

*	Percentage shown represents the portion of WFMC’s fees allocated to WTIA.

WFMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent that the expenses of a Fund, (excluding fund of fund expenses, taxes, extraordinary expenses, brokerage commissions, interest, and class-specific expenses, such as Rule 12b-1 fees and shareholder servicing fees) expressed as an annualized percentage of average daily net assets, do not exceed the expense limitations set forth below.

Fund	EXPENSE LIMITATION	TERMINATION DATE
Large-Cap Strategy Fund	0.25%	August 31, 2017
Multi-Manager International Fund	1.06%	August 31, 2017
Multi-Manager Alternatives Fund	1.90%	August 31, 2017
Multi-Manager Real Asset Fund	0.98%	August 31, 2017
Strategic Allocation Conservative Fund	0.53%	August 31, 2017
Strategic Allocation Moderate Fund	0.49%	August 31, 2017
Strategic Allocation Aggressive Fund	0.62%	August 31, 2017
Intermediate-Term Bond Fund	0.53%	August 31, 2017
Broad Market Bond Fund	0.55%	August 31, 2017
Short-Term Bond Fund	0.48%	August 31, 2017
Municipal Bond Fund	0.49%	August 31, 2017
New York Municipal Bond Fund	0.59%	August 31, 2017

ADVISORY SERVICES. Under the terms of the Investment Advisory Contract, WFMC has agreed to: (a) direct the investments of the Funds, subject to and in accordance with each Fund’s investment goal, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with a Fund’s goals and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Fund; (d) pay the salaries of all personnel of the investment advisor performing services relating to research, statistical and investment activities on behalf of a Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, WFMC has agreed to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Funds. The Trust and/or WFMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which WFMC delegates any or all of its duties as listed.

The Investment Advisory Contract provides that WFMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees employed by WFMC and the salaries of all personnel of WFMC performing services for each Fund relating to research, statistical and investment activities are paid by WFMC. Each Fund and each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by the Fund.

SUB-ADVISORY SERVICES

ALL FUNDS. WTIA, 111 South Calvert Street, 26th Floor, Baltimore, MD 21202, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, WFMC and WTIA. For providing sub-advisory services, WTIA may receive a portion of WFMC’s advisory fee received from each Fund. The allocation of the fees between WFMC and WTIA is based on the allocation of responsibilities between WFMC and WTIA with respect to each Fund. WFMC may reallocate investment advisory responsibilities and fees between itself and WTIA without obtaining shareholder approval. Any such reallocation will not result in a reduction in the nature and level of services provided to each Fund or in an increase in the aggregate fees paid by each Fund for such services.

In addition, subject to oversight by the Board, WFMC is responsible for overseeing the sub-advisors and recommending their hiring, termination and replacement. Pursuant to an exemptive order from the SEC, WFMC (subject to the approval of the Board) may, with respect to any of the Funds, select and replace sub-advisors, which are unaffiliated with WFMC, and amend Sub Advisory agreements without obtaining shareholder approval, provided that certain conditions are met.

For their services, each sub-advisor (other than WTIA) is entitled to receive a fee based upon a percentage of their respective Fund’s average daily net assets, which will be paid by the Fund and not by the Advisor. The rate of the overall fee payable to the multiple sub-advisors of a sub-advised Fund may vary depending on the amount of assets that are allocated to the different sub-advisors of the sub-advised Fund due to the differences in their fees. The rate of the overall fee payable to the multiple sub advisors of a sub advised Fund may also vary, from time to time, due to increases or decreases in the market value of the portions of the Fund’s portfolio managed by particular sub-advisors. These variations may occur even though there has been no change in the contractual arrangements between the Fund and any sub-advisor. With respect to the Multi-Manager International Fund, Multi-Manager Real Asset Fund, and the Multi-Manager Alternatives Fund, should changes to a Sub-Advisory agreement result in an increase in the overall management and advisory fee payable by the Fund to over 1.00%, 1.15%, and 2.40%, respectively, shareholders of the Fund will be required to approve such change.

MULTI-MANAGER INTERNATIONAL FUND

Each of Dimensional Fund Advisors LP (“Dimensional”), J O Hambro Capital Management Limited (“JOHCM”), LSV Asset Management (“LSV”), Northern Cross LLC (“Northern Cross”), Oberweis Asset Management, Inc. (“Oberweis”) and Parametric Portfolio Associates LLC (“Parametric”) act as sub-advisors to the Multi-Manager International Fund. The Advisor will allocate assets of the Multi-Manager International Fund among the sub-advisors. The allocation of assets among the sub-advisors may vary from time to time and the Advisor may not allocate assets to every sub-advisor.

Dimensional is located at 6300 Bee Cave Road, Building One, Austin, TX 78746.

JOHCM is located at Ground Floor, Ryder Court, 14 Ryder Street, London, England SW1Y 6QB.

LSV is located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606.

Northern Cross is located at 125 Summer Street, Suite 1410, Boston, MA 02110.

Oberweis is located at 3333 Warrenville Road, Suite 500, Lisle, IL 60532.

Parametric is located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101.

SUB-ADVISOR	SUBADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Dimensional	0.45% on the first $50 million in assets; and 0.30% on assets over $50 million
JOHCM	0.70%
LSV	0.49%
Northern Cross	0.55% on the first $1 billion in assets; and 0.50% on assets over $1 billion
Oberweis	1.00% on the first $50 million; 0.90% on the next $50 million; and 0.80% on assets in excess of $100 million
Parametric

For assets allocated to the Emerging Markets Strategy:

0.80% on the first $100 million in assets; and

0.75% on assets over $100 million

For assets allocated to the Developed Country Index Replication Strategy:

0.275% on the first $50 million in assets; and

0.20% on assets over $50 million

Of the 0.95% contractual management fee disclosed in the Fund’s fee table in the summary prospectus, 0.60% can be allocated to sub-advisors (other than WTIA) that assist in managing the Fund’s assets.

MULTI-MANAGER ALTERNATIVES FUND

Each of Analytic Investors, LLC (“Analytic”), Highland Capital Healthcare Advisors, L.P. (“HCHA”), Highland Capital Management Fund Advisors, L.P. (“HCMFA”), Parametric Risk Advisers (“Parametric RA”), P/E Global LLC (“PE Global”) and Shelton Capital Management (“Shelton”) act as sub-advisors to the Fund.

Analytic is located at 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013.

HCHA is located at 300 Crescent Court, Suite 700, Dallas, Texas 75201.

HCMFA is located at 200 Crescent Court, Suite 700, Dallas, Texas 75201.

Parametric RA is located at 518 Riverside Avenue, 1st Floor, Westport, CT 06880.

PE Global is located at 75 State Street, 31st Floor, Boston, MA 02109.

Shelton is located at 1050 17th Street, Suite 1710, Denver, CO 80265.

The Fund is directly responsible for paying the following sub-advisors the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-advisor:

SUB-ADVISOR	SUBADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Analytic	0.75% on the first $20 million of assets; 0.70% on the next $80 million of assets; and 0.625% on assets in excess of $100 million
HCHA	1.00%
HCMFA	0.90%
Parametric RA

0.90% on the first $20 million of assets;

0.75% on the next $20 million of assets;

0.60% on the next $20 million of assets;

0.525% on the next $40 million of assets; and

0.45% on assets in excess of $100 million

PE Global	1.00%
Shelton	1.00%

Of the 1.76% management fee disclosed in the Fund’s fee table in the summary prospectus, 0.81% can be allocated to sub-advisors (other than WTIA) that assist in managing the Fund’s assets.

MULTI-MANAGER REAL ASSET FUND

The sub-advisors to the Multi-Manager Real Asset Fund are CBRE Clarion Securities LLC (“CBRE Clarion”), Pacific Investment Management Company LLC (“PIMCO”) and Parametric Portfolio Associates LLC (“Parametric”) each of which are registered investment advisors. In addition, WFMC, the investment advisor, directly manages the portions of the Multi-Manager Real Asset Fund allocated to the inflation-protected and fixed-income securities strategy (e.g., “TIPS”) and to the enhanced cash strategy.

CBRE Clarion, located at 201 King of Prussia Road, Suite 600, Radnor, PA 19087, is an indirect, majority-owned subsidiary of CB Richard Ellis Group Inc.

PIMCO, located at 840 Newport Center Drive, Newport Beach, CA 92660, is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”) with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP’s sole general partner is Allianz Global Investors of America LLC, a Delaware limited liability company. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft. Allianz Global Investors Aktiengesellschaft is owned 25.53% by AZ-Argos 6 Vermoegensverwaltungsgesellschaft mbH and 74.47% by Allianz Societas Europaea (“Allianz SE”). AZ-Argos 6 Vermoegensverwaltungsgesellschaft mbH is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz SE. Allianz of America, Inc. is wholly-owned by Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz SE is a European-based, multinational insurance and financial services holding company.

Parametric is located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101.

The Multi-Manager Real Asset Fund is directly responsible for paying each of its sub-advisors the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-advisor:

SUB-ADVISOR	SUB- ADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
CBRE Clarion	0.65% on the first $50 million in assets; 0.55% on the next $50 million in assets; and 0.45% on assets over $100 million
PIMCO	0.25% on all Fund account assets
Parametric	0.25% on the first $20 million in assets; 0.20% on the next $20 million in assets; and 0.15% on assets in excess of $40 million

Of the 0.73% management fee disclosed in the Fund’s fee table in the summary prospectus, 0.28% can be allocated to sub-advisors (other than WTIA) that assist in managing the Fund’s assets.

SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-advisor has discretionary investment authority with respect to the portion of the Fund’s assets allocated to it by WFMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Fund’s investment goal, policies and restrictions and the instructions of the Board of Trustees and WFMC.

Each Sub-Advisory Agreement provides that the sub-advisor will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Sub-Advisory Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Trust (without penalty, by action of the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities) or by WFMC or the sub-advisor. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period. WTIA may receive a sub-advisory fee from WFMC as agreed to from time to time with WFMC. Such fee paid to WTIA will not exceed the contractual amount of WFMC’s advisory fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

SUB-ADVISORY FEE WAIVER AGREEMENT. For purposes of calculating the sub-advisory fee payable by a Fund, some sub-advisors (each, a “Participating Sub-Advisor”) have entered into an agreement with WFMC to waive a portion of its fee in an amount equal to the difference between the sub-advisory fee calculated as stated in each Participating Sub-Advisor’s sub-advisory agreement and the sub-advisory fee calculated pursuant to a separate fee waiver agreement. Under the fee waiver agreement, a Participating Sub-Advisor’s fee calculation is based on the average daily net asset value of a Fund Account together with the account values of certain similarly managed assets in client accounts of WFMC and its affiliates. In effect, the fee waiver agreement allows the calculation of the sub-advisory fee using asset levels that trigger a reduced rate sooner than if only a Fund account assets were considered in determining the sub-advisory fee. Although the fee waiver agreement lowers the effective sub-advisory fee paid by a Fund and such reduction will accrue to the benefit of the shareholders of the Fund, the lower effective sub-advisory fee paid by the Advisor on behalf of the similarly managed assets in client accounts of WFMC and its affiliates will accrue to the benefit of WFMC and its affiliates. This additional benefit to WFMC is the direct result of using Fund account assets to reduce the sub-advisory fee paid to the Participating Sub-Advisor for services to the similarly managed assets.

PORTFOLIO MANAGERS

The management of the Funds and their sub-advisors is the responsibility of a group of WFMC and WTIA investment professionals. The information provided below supplements the information provided in the Prospectuses under the heading “Who Manages the Funds” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i) “OTHER ACCOUNTS MANAGED.” Other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds;

(ii) “MATERIAL CONFLICTS OF INTEREST.” Material conflicts of interest identified by WFMC and WTIA and each sub-advisor that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed for the Funds. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii) “COMPENSATION.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the advisor or any other source with respect to managing the Funds and any other accounts for the fiscal year ended April 30, 2013; and

(iv) “OWNERSHIP OF SECURITIES.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of April 30, 2013.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND/WILMINGTON MULTI-MANAGER REAL ASSET FUND/WILMINGTON MULTI-MANAGER ALTERNATIVES FUND

WFMC, INVESTMENT ADVISOR

WTIA, INC., SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016)

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Matthew D. Glaser
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts	0		$0

Dollar range of shares owned in Multi-Manager International Fund: None.

Dollar range of shares owned in Multi-Manager Real Asset Fund: None.

Dollar range of shares owned in Multi-Manager Alternatives Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Clement K. Miller
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:	0		$0

Dollar range of shares owned in Multi-Manager International Fund: None.

Dollar range of shares owned in Multi-Manager Real Asset Fund: None.

Dollar range of shares owned in Multi-Manager Alternatives Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Joshua A. Savadove
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:	0		$0

Dollar range of shares owned in Multi-Manager International Fund: None.

Dollar range of shares owned in Multi-Manager Real Asset Fund: None.

Dollar range of shares owned in Multi-Manager Alternatives Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Jordan Strauss
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:	0		$0

Dollar value range of shares owned in Multi-Manager Alternatives Fund: None

Dollar value of shares owned in the Multi-Manager Real Asset Fund: None

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND/WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND/WILMINGTON STRATEGIC ALLOCATION MODERATE FUND

WFMC, INVESTMENT ADVISOR

WTIA, INC., SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016)

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Allen E. Choinski
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts	0	$0

Dollar range of shares owned in Strategic Allocation Aggressive Fund: None.

Dollar range of shares owned in Strategic Allocation Conservative Fund: None.

Dollar range of shares owned in Strategic Allocation Moderate Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Joshua A. Savadove
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:	0		$0

Dollar range of shares owned in Strategic Allocation Aggressive Fund: None.

Dollar range of shares owned in Strategic Allocation Conservative Fund: None.

Dollar range of shares owned in Strategic Allocation Moderate Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Mark J. Stevenson
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:	0		$0
Other Accounts:		$

Dollar range of shares owned in Strategic Allocation Aggressive Fund: None.

Dollar range of shares owned in Strategic Allocation Conservative Fund: None.

Dollar range of shares owned in Strategic Allocation Moderate Fund: $1 - $10,000.

WILMINGTON LARGE-CAP STRATEGY FUND

WFMC, INVESTMENT ADVISOR

WTIA, INC., SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016)

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Matthew D. Glaser
Registered Investment Companies	0		$0
Other Pooled Investment Vehicles		$
Other Accounts		$
Andrew H. Hopkins
Registered Investment Companies	0		$0
Other Pooled Investment Vehicles	0		$0
Other Accounts		$
Karen Purzitsky, CFA
Registered Investment Companies	0		$0
Other Pooled Investment Vehicles	0		$0
Other Accounts	0		$0

Dollar value range of shares owned in the Large-Cap Strategy Fund: None.

WILMINGTON INTERMEDIATE-SHORT TERM BOND FUND/WILMINGTON BROAD MARKET BOND FUND/WILMINGTON SHORT-TERM BOND FUND

WFMC, INVESTMENT ADVISOR

WTIA, INC., SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016)

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Dominick D’Eramo
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:		$

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Broad Market Bond Fund: None.

Dollar value range of shares owned in the Short-Term Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
James M. Hannan
Registered Investment Companies	0		$0
Other Pooled Investment Vehicles	0		$0
Other Accounts		$

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Broad Market Bond Fund: None.

Dollar value range of shares owned in the Short-Term Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Wilmer C. Stith III
Registered Investment Companies	0		$0
Other Pooled Investment Vehicles	0		$0
Other Accounts		$

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Broad Market Bond Fund: None.

Dollar value range of shares owned in the Short-Term Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Randy H. Vogel
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:		$

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Broad Market Bond Fund: $10,001 - $50,000.

Dollar value range of shares owned in the Short-Term Bond Fund: None.

WILMINGTON MUNICIPAL BOND FUND/WILMINGTON NEW YORK MUNICIPAL BOND FUND

WFMC, INVESTMENT ADVISOR

WTIA, INC., SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016)

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Robert F. Collins
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:		$

Dollar value range of shares owned in the Municipal Bond Fund: Over $100,000.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Stephen P. Winterstein
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:		$

Dollar value range of shares owned in the Municipal Bond Fund: None.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Rebecca J. Rogers
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:		$

Dollar value range of shares owned in the Municipal Bond Fund: None.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
John J. Malloy, Jr.
Registered Investment Companies:	0		$0
Other Pooled Investment Vehicles:		$
Other Accounts:		$

Dollar value range of shares owned in the Municipal Bond Fund: None.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Each portfolio manager’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of WTIA relative to the budget and each portfolio manager’s investment performance relative to the benchmarks for the fund that he helps manage.

The performance portion of each portfolio manager’s incentive bonus is based on the time weighted rates of return for the funds he helps manage compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Conflicts of Interest (WFMC/WTIA Portfolio Managers)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•	The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. WFMC/WTIA seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, WFMC/WTIA have adopted procedures for allocating portfolio transactions across multiple accounts.

•	With respect to many of its clients’ accounts, WFMC/WTIA determine which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, WFMC/WTIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, WFMC/WTIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•	The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where WFMC/WTIA have an incentive, such as a performance-based management fee, which WFMC/WTIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

WFMC/WTIA have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DIMENSIONAL FUND ADVISORS, LP (“Dimensional”)

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016)

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Joseph H. Chi
Registered Investment Companies:	111	$274,330	0	$0
Other Pooled Investment Vehicles:	21	$12,119	1	$191
Other Accounts:	83	$23,868	6	$2,435
Jed S. Fogdall
Registered Investment Companies:	111	$274,330	0	$0
Other Pooled Investment Vehicles:	21	$12,119	1	$191
Other Accounts:	83	$23,868	6	$2,435
Henry F. Gray
Registered Investment Companies:	88	$205,411	0	$0
Other Pooled Investment Vehicles:	8	$7,040	1	$191
Other Accounts:	45	$15,747	4	$1,785
Bhanu Singh
Registered Investment Companies:	66	$140,999	0	$0
Other Pooled Investment Vehicles:	10	$2,537	0	$0
Other Accounts:	51	$14,611	6	$2,435
Mary Phillips
Registered Investment Companies:	16	$19,337	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one fund and other accounts. Other accounts include registered mutual funds (other than the Fund), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (collectively, “Accounts”). An Account may have similar investment objectives to the Fund, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by the Fund. Actual or apparent conflicts of interest include:

•	Time Management. The management of multiple Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or Account. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Certain Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Fund.

•	Investment Opportunities. It is possible that at times identical securities will be held by more than one Account. However, positions in the same security may vary and the length of time that any Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple Accounts.

•	Broker Selection. With respect to securities transactions for the Fund, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for the Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the Account.

•	Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

•	Investment in a Fund or Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Fund or other Accounts for which he or she has portfolio management responsibilities.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at Dimensional’s discretion and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of a fund or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of Dimensional as determined from time to time by Dimensional’s Board of Directors or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

J O Hambro Capital Management Limited (“JOHCM”)

Christopher Lees

Other Accounts Managed (As of April 30, 2016)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/$4,074.20	0/$0

Other Pooled Investment Vehicles	2/$3,417.20	2/$3,417.20

Other Accounts	6/$2,934.60	0/$0

Dollar value of shares owned in the Multi-Manager International Fund: None.

Nudgem Richyal

Other Accounts Managed (As of April 30, 2016)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/$4,074.20	0/$0

Other Pooled Investment Vehicles	2/$3,417.20	2/$3,417.20

Other Accounts	8/$2,972.20	1/$19.7

*	Nudgem Richyal manages the JOHCM Sharia Fund which is included in ‘Other Accounts’

Dollar value of shares owned in the Multi-Manager International Fund: None.

Compensation

JOHCM provides a highly competitive compensation package, which is focused on rewarding investment team members who generate the greatest value. It consists of the following:

1.	A competitive base salary

2.	A performance based incentive bonus

Performance fees are based on rolling 1-year and 3-year returns with heavier weighting based on 3-year returns. This award is quantitatively evaluated using a predefined formula and results are calculated by its attribution and performance reporting systems.

3.	Revenue sharing

A percentage of the strategy revenue is shared with the Portfolio Manager

4.	Equity ownership

Key investment personnel are awarded equity ownership based on achieving certain milestones on growth of asset levels achieved in the strategy

By linking a significant portion of portfolio management’s compensation to equity ownership and revenue of the investment strategy in which they manage, the JOHCM management team encourages its professionals to adopt a long-term, team-oriented focus toward superior investment management with significant long-term upside reward potential. JOHCM management is confident that this will ensure that it is properly aligning the interests of its senior investment teams with those of its clients and client partners.

Material Conflicts of Interest

A Portfolio Manager may be subject to potential conflicts of interest because the Portfolio Manager is responsible for other accounts in addition to the Fund. Those other accounts may include another mutual fund, separately managed advisory accounts and the personal accounts of the Portfolio Manager.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees. This could create conflicts of interest because the Funds’ Portfolio Manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate the opportunity among multiple accounts. In addition, the Portfolio Manager may execute transactions for another account that may adversely impact the value of securities held by the Fund.

However, JOHCM believes that these risks are mitigated by the fact that accounts with the same investment strategies or which hold the same securities are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or other limitations applicable only to certain accounts, as well as differences in each account’s initial holdings, cash flow, account size and other factors. In addition, JOHCM has adopted trade allocation procedures that require equitable allocation of trades for a particular security among participating accounts over time and a Code of Ethics that addresses possible conflicts between personal trades and client trades.

LSV ASSET MANAGEMENT (“LSV”)

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016)

Josef Lakonishok

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	35	$16,123	0	$0
Other Pooled Investment Vehicles	52	$16,776	5	$502
Other Accounts	426	$56,203	42	$9,401

Dollar value range of shares owned in the Multi-Manager International Fund: None.

Menno Vermeulen

Other Accounts Managed by Menno Vermeulen	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	35	$16,123	0	$0
Other Pooled Investment Vehicles	52	$16,776	5	$502
Other Accounts	426	$56,203	42	$9,401

Dollar value range of shares owned in the Multi-Manager International Fund: None.

Puneet Mansharamani

Other Accounts Managed by Puneet Mansharamani	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	35	$16,123	0	$0
Other Pooled Investment Vehicles	52	$16,776	5	$502
Other Accounts	426	$56,203	42	$9,401

Guy Lakonishok*

Other Accounts Managed by Puneet Mansharamani	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	35	$16,123	0	$0
Other Pooled Investment Vehicles	52	$16,776	5	$502
Other Accounts	426	$56,203	42	$9,401

Greg Sleight*

Other Accounts Managed by Puneet Mansharamani	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	35	$16,123	0	$0
Other Pooled Investment Vehicles	52	$16,776	5	$502
Other Accounts	426	$56,203	42	$9,401

* Mr. Sleight and Mr. Lakonishok joined the portfolio management team on July 1, 2014.

Dollar value range of shares owned in the Multi-Manager International Fund: None.

Compensation Structure (LSV)

The portfolio managers’ compensation consists of a salary and a discretionary bonus. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests.

The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment group.

Conflicts of Interest (LSV)

The same team of portfolio managers is responsible for the day-to-day management of all of LSV’s accounts. In some cases, LSV has entered into individualized performance-fee arrangements with clients. Performance-based arrangements, and accounts in which employees may be invested could create an incentive to favor those accounts over other accounts in the allocation of investment opportunities. LSV has policies and procedures to monitor for this potential conflict and to ensure that investment opportunities are fairly allocated to all clients.

Investment decisions are made by LSV’s quantitative process separately for each portfolio based upon its current holdings, investment parameters and the portfolio’s expected return as calculated by LSV’s quantitative system. Product rebalancing takes place by product and is carried out serially for each portfolio (including separately managed accounts, unregistered funds and investment companies) invested in that product, generally beginning with the portfolio with the lowest expected return. Therefore, those portfolios which need the highest level of expected return improvement generally have first access to the widest set of investment opportunities. However, because LSV does not view an individual stock as important by itself, the concept of a limited investment opportunity is not applicable to LSV’s investment approach.

LSV may be in the position of buying or selling the same security for a number of its clients at roughly the same time. LSV will aggregate such transactions if it believes such aggregation is consistent with its duty to seek best execution for its clients and is consistent with the terms of LSV’s investment advisory agreement with each client for which trades are being aggregated. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to more equitably allocate the effects of such market fluctuations, for certain transactions, LSV may use an “averaging” procedure. Under this procedure, purchases or sales of a particular security for a client’s account will at times be combined with purchases or sales of the same security for other clients on the same day. In such cases, the price shown on the confirmation of the client’s purchase or sale will be the average execution price on all of the purchases and sales that are aggregated for this purpose. For aggregated trades that are partially filled, shares will be allocated pro-rata among participating accounts that day, based upon their pro-rata share of the order. All allocations are subject to change at the trader’s discretion, to take into consideration cash balances, the use of round lots the completion of small orders, or the reduction of settlement fees.

There are no material conflicts created by the Portfolio Manager’s compensation structure. LSV does not generate or utilize soft dollars.

Northern Cross LLC (“Northern Cross”)

Other Accounts Managed (As of April 30, 2016)

Howard Appleby, CFA

Other Accounts Managed by Howard Appleby, CFA	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	6/$41,639.00	0
Other Pooled Investment Vehicles	1/$38.60	0
Other Accounts	11/$2,062.30	0

Dollar value range of shares owned in the Multi-Manager International Fund: None

Jean-Francois Ducrest

Other Accounts Managed by Jean Francois Ducrest	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	6/$41,639.00	0
Other Pooled Investment Vehicles	1/$38.60	0
Other Accounts	11/$2,062.30	0

Dollar value range of shares owned in the Multi-Manager International Fund: None

James LaTorre, CFA

Other Accounts Managed by James LaTorre, CFA	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	6/$41,639.00	0
Other Pooled Investment Vehicles	1/$38.60	0
Other Accounts	11/$2,062.30	0

Dollar value range of shares owned in the Multi-Manager International Fund: None

Compensation (As of April 30, 2016)

Messrs. Appleby, Ducrest and LaTorre are three of the four principals of Northern Cross, LLC. The principals’ compensation is based upon the net profits of Northern Cross, LLC and each principal receives income based upon their percentage ownership of the firm. Messrs. Appleby, Ducrest and LaTorre each have an equal percentage ownership of the firm.

Material Conflicts of Interest

From time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of the Multi-Manager International Fund and the management of other client accounts.. The other accounts might have similar investment objectives or strategies as the Multi-Manager International Fund, track the same index that the Multi-Manager International Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Multi-Manager International Fund. The other accounts might also have different investment objectives or strategies than the Multi-Manager International Fund. Northern Cross, LLC has adopted policies and procedures reasonably designed to treat all accounts fairly and equitably and to address the potentially adverse effect of any conflicts of interest.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Multi-Manager International Fund. Because of the portfolio managers’ positions with the Multi- Manager International Fund, each portfolio manager knows the size, timing and possible market impact of the Multi-Manager International Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Multi-Manager International Fund. Northern Cross, LLC has designed and implemented policies and procedures intended to mitigate these conflicts and fairly allocate investments across all client accounts. Trades are blocked and executed at a common price. Allocations of the block trade are then made pro rata to all eligible accounts within the same strategy.

Supervised Persons of Northern Cross, LLC may purchase, hold and sell securities, for their own benefit, that could be owned by or considered potential investment opportunities for Northern Cross, LLCs’ clients. Personal securities trading by “supervised persons” creates a conflict of interest. Northern Cross, LLC has put in place policies and procedures to mitigate this conflict. Personal securities transactions are addressed in Northern Cross, LLCs’ Code of Ethics and monitored regularly by Northern Cross, LLCs’ Compliance Team. Controls applied to personal securities trading include pre-clearance of all personal trades in reportable securities and restrictions on securities owned by or being considered for clients of Northern Cross, LLC.

When evaluating broker/dealers, Northern Cross, LLC may not always select the broker/dealer with the lowest commission rate. The primary criteria considered in selecting a broker/dealer is the ability of the broker/dealer, in Northern Cross, LLCs’ opinion, to secure execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Northern Cross, LLC on behalf of their clients.

A potential conflict of interest may arise as result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Multi-Manager International Fund and other accounts but may not be available in sufficient quantities for both the Multi-Manager International Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Multi-Manager International Fund and another account Northern Cross, LLC has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time. Under Northern Cross, LLCs’ allocation procedures, investment opportunities are allocated among various investment strategies.

Oberweis Asset Management, Inc. (“Oberweis”)

Other Accounts Managed (As of April 30, 2016)

Ralf Scherschmidt

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2 /$ 1,318	0
Other Pooled Investment Vehicles	0	0
Other Accounts	16 /$ 956	0

Dollar value of shares owned in the Multi-Manager International Fund: None.

Material Conflicts of Interest

A Portfolio Manager may be subject to potential conflicts of interest because the Portfolio Manager is responsible for other accounts in addition to the Fund. Those other accounts may include another mutual fund, separately managed advisory accounts and the personal accounts of the Portfolio Manager.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees. This could create conflicts of interest because the Portfolio Manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate the opportunity among multiple accounts. In addition, the Portfolio Manager may execute transactions for another account that may adversely impact the value of securities held by the Fund.

However, Oberweis believes that these risks are mitigated by the fact that accounts with the same investment strategies or which hold the same securities are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or other limitations applicable only to certain accounts, as well as differences in each account’s initial holdings, cash flow, account size and other factors. In addition, Oberweis has adopted trade allocation procedures that require equitable allocation of trades for a particular security among participating accounts over time and a Code of Ethics that addresses possible conflicts between personal trades and client trades.

Compensation

Oberweis provides a highly competitive compensation package, which is focused on rewarding investment team members who generate the greatest value. It consists of the following:

1.	A competitive base salary

2.	A performance based incentive bonus

Performance fees are based on rolling 1-year and 3-year returns with heavier weighting based on 3-year returns. This award is quantitatively evaluated using a predefined formula and results are calculated by its attribution and performance reporting systems.

3.	Revenue sharing

A percentage of the strategy revenue is shared with the Portfolio Manager.

4.	Equity ownership

Key investment personnel are awarded equity ownership based on achieving certain milestones on growth of asset levels achieved in the strategy

By linking a significant portion of portfolio management’s compensation to equity ownership and revenue of the investment strategy in which they manage, the Oberweis management team encourages its professionals to adopt a long-term, team-oriented focus toward superior investment management with significant long-term upside reward potential. Oberweis management is confident that this will help ensure that it is properly aligning the interests of its senior investment teams with those of its clients and client partners.

PARAMETRIC PORTFOLIO ASSOCIATES, LLC (“Parametric”)

Other Accounts Managed (As of April 30, 2016).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Thomas Seto
Registered Investment Companies:	29	$19,886	0	$0
Other Pooled Investment Vehicles:	11	$3,311	0	$0
Other Accounts:	28,811	$57,437	2	$1,162
Paul Bouchey
Registered Investment Companies:	19	$11,748	0	$0
Other Pooled Investment Vehicles:	11	$3,311	0	$0
Other Accounts:	28,811	$57,437	2	$1,162
Timothy Atwill
Registered Investment Companies:	10	$7,004	0	$0
Other Pooled Investment Vehicles:	6	$3,034	0	$0
Other Accounts:	59	$4,076	2	$1,162

MATERIAL CONFLICTS OF INTEREST. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

COMPENSATION (AS OF APRIL 30, 2015). Compensation Structure. Compensation of Parametric’s portfolio managers and other investment professionals has three primary components: (1) a base salary; 2) an annual cash bonus; and (3) annual equity-based compensation. Parametric’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric professionals are reviewed on an annual basis. Stock-based compensation awards and adjustments in base salary and bonuses are typically paid and/or put into effect at, or shortly after, the firm’s fiscal year-end, October 31.

Method to Determine Compensation. Parametric seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry. Please note that compensation for investment professionals is not based directly on investment performance or the assets in a given strategy, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of investors without providing incentive to take undue or insufficient investment risk. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and its parent company, Eaton Vance Corp. (“EVC”). Cash bonuses are determined based on a target percentage of Parametric’s profits. While the salaries of investment professionals are comparatively fixed, cash bonuses and stock-based compensation may fluctuate from year-to-year, based on changes in financial performance and other factors. Parametric also offers opportunities to move within the organization, as well as incentives to grow within the organization by promotion.

OWNERSHIP OF SECURITIES (AS OF APRIL 30, 2016). Messrs. Seto, Bouchey and Atwill did not beneficially own any shares of the Funds as of April 30, 2016.

CBRE CLARION SECURITIES, LLC (“CBRE Clarion”)

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
T. Ritson Ferguson
Registered Investment Companies:	16	$10,914,757,130	0		$0
Other Pooled Investment Vehicles:	24	$3,685,394,227	0		$0
Other Accounts:	62	$5,891,716,910		$

Steven D. Burton
Registered Investment Companies:	11	$8,839,667,220	0		$0
Other Pooled Investment Vehicles:	19	$3,277,026,009	0		$0
Other Accounts:	47	$4,577,050,581		$

Joseph P. Smith
Registered Investment Companies:	14	$10,855,644,133	0		$0
Other Pooled Investment Vehicles:	21	$3,274,227,204	0		$0
Other Accounts:	61	$5,541,334,912		$

Jeremy M. Anagnos
Registered Investment Companies:	2	$59,112,997	0		$0
Other Pooled Investment Vehicles:	3	$214,671,485	0		$0
Other Accounts:	0	$0

MATERIAL CONFLICTS OF INTEREST. A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager if, for example, an account were to sell (or sell short) a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

CBRE Clarion recognizes the duty of loyalty it owes to its clients and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm’s diverse client base. Such policies and procedures include, but are not limited to, (i) trading, portfolio management supervisory and trade allocation procedures (ii) procedures regarding short sales in securities recommended for other clients; and (iii) procedures regarding personal trading by the firm’s employees (contained in CBRE Clarion’s Code of Ethics).

COMPENSATION (AS OF APRIL 30, 2016). There are five pieces of compensation for CBRE Clarion portfolio managers:

Compensation

In principle, portfolio manager compensation is not based on the performance of any particular account, including the Fund, nor is compensation based on the level of Fund assets.

Compensation for each portfolio manager other than Mr. Ferguson is structured as follows:

Base Salary— Each portfolio manager receives a base salary. Base salaries have been established at a competitive market levels and are set forth in the portfolio manager’s employment agreement. An annual adjustment is made based on changes in the consumer price index. Base salaries are be reviewed periodically by the CBRE Clarion Compensation Committee and its Board of Directors, but adjustments are expected to be relatively infrequent.

Bonus— Portfolio manager bonuses are drawn from an incentive compensation pool into which a significant percentage of firm’s pre-tax profits is set aside. Incentive compensation allocations are determined by the Compensation Committee based on a variety of factors, including the performance of particular investment strategies. To avoid the pitfalls of relying solely on a rigid performance format, however, incentive compensation decisions also take into account other important factors, such as the portfolio manager’s contribution to the team, firm, and overall investment process. Each of the portfolio managers is a member of the Committee. Incentive compensation allocations are reported to the Board of Directors, but the Board’s approval is not required with one exception.

Deferred Compensation— CBRE Clarion requires deferral of a percentage of incentive compensation exceeding a certain threshold in respect of a single fiscal year. The Compensation Committee may, in its discretion, require the deferral of additional amounts. Such deferred amounts are subject to the terms of a Deferred Bonus Plan adopted by the Board of Directors. The purpose of the Deferred Bonus Plan is to foster the retention of key employees, to focus plan participants on value creation and growth and to encourage continued cooperation among key employees in providing services to CBRE Clarion’s clients. The value of deferred bonus amounts is tied to the performance of CBRE Clarion investment funds chosen by the Compensation Committee; provided, that the Committee may elect to leave a portion of the assets uninvested. Deferred compensation vests incrementally, one-third after 2 years, 3 years and 4 years. The Deferred Bonus Plan provides for forfeiture upon voluntary termination of employment, termination for cause or conduct detrimental to the firm.

Profit Participation— Each of the portfolio managers is a principal and owns shares of the firm. The firm distributes its income to its owners each year, so each portfolio manager receives income distributions corresponding to his ownership share. Ownership is structured so that the firm’s principals receive an increasing share of the firm’s profit over time. In addition, a principal may forfeit a portion of his ownership if he resigns voluntarily.

Other Compensation— Portfolio managers may also participate in benefit plans and programs available generally to all employees, such as CBRE Group’s 401(k) plan.

As the Chief Executive Officer of CBRE Global Investors, Mr. Ferguson’s compensation differs to some degree from the other portfolio managers, although it is comprised of similar elements:

Base Salary— Mr. Ferguson’s base salary has been established and approved by the Compensation Committee of the Board of Directors of CBRE Group, Inc. (the “Committee”). (CBRE Group, Inc. is the majority owner of CBRE Clarion). Base salary is intended to provide a minimum level of fixed compensation necessary to attract and retain senior executives. It is set at a level that recognizes the skills, experience, leadership and individual contribution of each executive, as well as the scope and complexity of the executive’s role, including due consideration given to appropriate comparator group benchmarking. Base salaries are generally reviewed by the Committee annually during the first quarter, but may also be reviewed at other times in an executives officer’s responsibilities have materially changed or other special circumstances so warrant.

Annual Performance Award (Bonus)— The CBRE Compensation Committee grants annual performance awards to executives under the Executive Incentive Plan (EIP), which has been approved by CBRE Group stockholders. The EIP is an incentive plan that permits executives to earn performance awards up to an individual cap based on a percentage of CBRE Group’s adjusted EBITDA for the relevant performance period. Within the framework of the EIP, the Committee uses the Executive Bonus Plan (EBP) to establish target and maximum awards and determine actual payouts. Accordingly, the Committee has approved a target award for Mr. Ferguson tied to achievement of financial and strategic performance metrics. The financial performance measure used to determine a significant portion of each executive’s earned award is adjusted EBITDA measured at the global level and, for each business unit, measured at the business unit level. For Mr. Ferguson, the relevant business units are CBRE Global Investors and Trammell Crow Company. Strategic performance measures are more qualitative in nature and subjective in measurement, enabling the Committee to influence management performance against strategies beyond near-term financial measures to include certain strategic measures such as the quality of earnings, the positioning of the business for the future and the mitigation of risk. Actual cash incentive awards earned can range from zero to 200% of the target. The EBP provides CBRE Group CEO with the opportunity to recommend to the Committee a supplemental and discretionary bonus award to other executives in cases of exceptional and exceedingly deserving circumstances. The amount of the such an award is determined in the CEO’s sole discretion, but subject to ratification by the Committee.

Long-Term Incentives— CBRE uses equity compensation as a long-term incentive to create alignment with stockholders, to reward achievement of multi-year financial objectives, and as a retention tool for top executives that have the most direct impact on corporate results. The link to performance in long-term incentive grants is prospective in nature. For example, equity grans encourage executives to not only to contribute to contribute to the creation of additional stockholder value, but also to help maintain and preserve existing stockholder value—because the executives share that value through their equity. Equity grans are subject to multi-year vesting schedules, which helps the company retain key talent. In 2016, Mr. Ferguson received an initial grant of restricted stock units of CBRE Group, Inc. One-quarter of the award was immediately vested, with the remainder subject to annual vesting on December 31, 2016, 2017 and 2018. The Committee has also established an annual equity award target for Mr. Ferguson, subject to a mix of time- and performance-based vesting conditions. To the extent that performance objectives are met, a portion of the target annual long-term incentive award value will be awarded as a mix of “time vesting” and “performance vesting” awards.

CBRE Clarion Profit Participation— Mr. Ferguson remains a principal and owns shares of CBRE Clarion. CBRE Clarion distributes its income to its owners each year, and Mr. Ferguson receives income distributions corresponding to his ownership share. Ownership is structured so that the firm’s principals receive an increasing share of the firm’s profit over time. In addition, a principal may forfeit a portion of his ownership if he resigns voluntarily.

OWNERSHIP OF SECURITIES (AS OF APRIL 30, 2016). No portfolio manager beneficially owned equity securities in the Fund.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Mihir Worah
Registered Investment Companies:	42	$157,905.37	0	$0
Other Pooled Investment Vehicles:	33	$20,338.82	1	$168.13
Other Accounts:	64	$23,379.95	8	$2,204.18

CONFLICTS OF INTEREST. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Fund or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Fund or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Fund or other accounts managed by PIMCO.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or the Fund or other accounts may result in the Fund not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund.

Moreover, the Fund or other account managed by PIMCO may invest in a transaction in which the Fund or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such funds or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.

COMPENSATION (AS OF JULY 20, 2016). PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers.

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy.

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation.

•	PIMCO’s “Discern and Differentiate” discipline is exercised where individual performance ranking is used for guidance as it relates to total compensation levels.

The Total Compensation Plan consists of three components:

•	Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

•	Performance Bonus – Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.

•	Deferred Compensation – M Options and/or Long-Term Incentive Plan (LTIP) is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation deferred compensation as a percentage of total compensation, which is in line with market practices.

•	The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

•	The LTIP provides deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to PIMCO’s success.

•	Participation in M Unit program and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of criteria may be considered when specifically determining the total compensation for portfolio managers:

•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager. They are also evaluated against some of the non-exclusive list of qualitative criteria listed above.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

OWNERSHIP OF SECURITIES (AS OF APRIL 30, 2016). No portfolio manager was a beneficial owner of shares of the Fund as of April 30, 2016.

Analytic Investors, LLC (Analytic)

Dennis Bein, CFA

Other Accounts Managed (As of April 30, 2016)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets (Millions) that are Subject to Performance Fees
Registered Investment Companies	9/$2,738.2	0/$0

Other Pooled Investment Vehicles	17/$2,079.6	3/$175.1

Other Accounts	32/$6,613.7	2/$254.3

Harin de Silva, Ph.D., CFA

Other Accounts Managed (As of April 30, 2016)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets (Millions) that are Subject to Performance Fees
Registered Investment Companies	12/$5,035.1	0/$0

Other Pooled Investment Vehicles	17/$2,079.6	3/$175.1

Other Accounts	33/$6,907.2	2/$254.3

David Krider, CFA

Other Accounts Managed (As of April 30, 2016)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets (Millions) that are Subject to Performance Fees
Registered Investment Companies	4/$1,290.6	0/$0

Other Pooled Investment Vehicles	13/$1,748.9	1/$109.0

Other Accounts	11/$1,791.1	1/$32.1

Compensation

Analytic’s compensation structure for employees consists of an industry- competitive base salary (based on independent industry information), and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of the firm in terms of profitability (including revenues); the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period. Analytic has granted equity interests to each employee of the firm. These equity interests entitle the employee to a certain share of Analytic’s net operating income (which is net of compensation expenses, including variable compensation) at year end. No single individual can hold more than 20% of the equity interests issued by Analytic and, in the aggregate, 60% of the equity interests issued will be held by investment team personnel. Analytic believes this structure allows the firm to attract and retain high-caliber professional employees.

Potential Conflicts of Interest

Analytic and its officers, employees and beneficial owners shall be free from time to time to acquire, possess, manage, and dispose of securities or other investment assets for their own accounts, for the accounts of their families, for the account of any entity in which they have a beneficial interest or for the accounts of others for whom they may provide investment advisory, brokerage or other services (collectively, “Managed Accounts”), in transactions which may or may not correspond with transactions effected or positions held in the Fund. It is understood that when Analytic determines that it would be appropriate for the Fund and one or more Managed Accounts to participate in an investment opportunity, Analytic will seek to execute orders for the Fund and for such Managed Accounts on a basis which it considers equitable, but that equality of treatment of the Fund and other Managed Accounts is not assured. In such situations, Analytic may (but is not be required to) place orders for the Fund and each other Managed Account simultaneously and if all such orders are not filled at the same price, Analytic may cause the Fund and each Managed Account to pay or receive the average of the prices at which the orders were filled. If all such orders cannot be fully executed under prevailing market conditions, Analytic may allocate the securities traded among the Fund and other Managed Accounts in a manner which it considers equitable, taking into account the size of the order placed for the Fund and each other Managed Account as well as any other factors which it deems relevant.

Certain of the Managed Accounts that Analytic advises may sell securities short, including securities with respect to which other Managed Accounts hold long positions. The portfolio managers and traders for these Managed Accounts are not separated from the rest of Analytic’s investment personnel and therefore have access to full information about Analytic’s investment research and the investment decisions and strategies being employed for the Managed Accounts. These Managed Accounts pay Analytic management fees at rates comparable to and in some cases lower than those paid by the Fund and other Managed Accounts. Analytic also receives a significant share of any profits earned by certain of the Managed Accounts as incentive compensation. As a result, Analytic may have a conflict between its own interests and the interests of other Analytic investment advisory clients in managing the portfolios of certain of these Managed Accounts.

Highland Capital Healthcare Advisors, L.P. (HCHA)

Michael Gregory

Other Accounts Managed (As of April 30, 2016)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	5 / $ 645	0 / $ 0

Other Pooled Investment Vehicles	0 / $ 0	0 / $ 0

Other Accounts	0 / $ 0	0 / $ 0

Dollar value of shares owned in the Multi-Manager Alternatives Fund: None.

Compensation

HCHA’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the pre-tax relative performance of a portfolio manager’s underlying account, the pre-tax combined performance of the portfolio manager’s underlying accounts, and the pre-tax relative performance of the portfolio manager’s underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by HCHA, as applicable.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with HCHA, which may include the amount of assets supervised and other management roles within HCHA. Base compensation is determined by taking into account current industry norms and market data to ensure that HCHA pays a competitive base compensation.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market.

Because each person’s compensation is based on his or her individual performance, HCHA does not have a typical percentage split among base salary, bonus and other compensation. Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with HCHA.

Material Conflicts of Interest

HCHA manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than the Fund, and investment decisions may be made in other accounts that are different than the decisions made for the Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are, or have the potential to be, higher than the fees paid by the Fund to HCHA. In situations where HCHA has entered into a performance fee arrangement, it may have an economic incentive to make riskier investments and/or pursue riskier strategies than it might otherwise.

HCHA’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, HCHA has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. HCHA’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, HCHA’s senior management team reviews the performance of portfolio managers and analysts.

Highland Capital Management Fund Advisors, L.P. (HCMFA)

Jonathan Lamensdorf, CFA

Other Accounts Managed (As of April 30, 2016)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	1 / $ 755	0 / $ 0

Other Pooled Investment Vehicles	1 / $ 1	0 / $ 0

Other Accounts	0 / $ 0	0 / $ 0

Dollar value of shares owned in the Multi-Manager Alternatives Fund: None.

Compensation

HCMFA’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the pre-tax relative performance of a portfolio manager’s underlying account, the pre-tax combined performance of the portfolio manager’s underlying accounts, and the pre-tax relative performance of the portfolio manager’s underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by HCMFA, as applicable.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with HCMFA, which may include the amount of assets supervised and other management roles within HCMFA. Base compensation is determined by taking into account current industry norms and market data to ensure that HCMFA pays a competitive base compensation.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market.

Because each person’s compensation is based on his or her individual performance, HCMFA does not have a typical percentage split among base salary, bonus and other compensation. Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with HCMFA.

Material Conflicts of Interest

HCMFA manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than the Fund, and investment decisions may be made in other accounts that are different than the decisions made for the Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are, or have the potential to be, higher than the fees paid by the Fund to HCMFA. In situations where HCMFA has entered into a performance fee arrangement, it may have an economic incentive to make riskier investments and/or pursue riskier strategies than it might otherwise.

HCMFA’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, HCMFA has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. HCMFA’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, HCMFA’s senior management team reviews the performance of portfolio managers and analysts.

PARAMETRIC RISK ADVISORS (“PARAMETRIC RA”)

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016).

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Team
Registered Investment Companies:	5	$275,949,825	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	475	$4,848,766,944	1	$100,000,000

MATERIAL CONFLICTS OF INTEREST. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Policy. Parametric Risk Advisors’ policy is to seek to obtain best execution for client transactions, i.e., seeking to obtain not necessarily the lowest commission but the best overall qualitative execution in the particular circumstances.

Background. Best execution has been defined by the SEC as the “execution of securities transactions for clients in such a manner that the clients’ total cost or proceeds in each transaction is the most favorable under the circumstances.” The best execution responsibility applies to the circumstances of each particular transaction and an advisor must consider the full range and quality of a broker-dealer’s services, including execution capability, commission rates, the value of any research, financial responsibility, and responsiveness, among other things.

COMPENSATION (AS OF APRIL 30, 2016). Compensation Structure for Parametric Risk Advisors LLC (“PRA”). Compensation of PRA portfolio managers and other investment professionals has three primary components: (1) a base salary; 2) an annual cash bonus; and (3) annual equity-based compensation. PRA investment professionals also receive certain retirement, insurance and other benefits that are broadly available to PRA employees. Compensation of PRA professionals are reviewed on an annual basis. Stock-based compensation awards and adjustments in base salary and bonuses are typically paid and/or put into effect at, or shortly after, the firm’s fiscal year-end, October 31.

Method to Determine Compensation. PRA seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry. Please note that compensation for investment professionals is not based directly on investment performance or the assets in a given strategy, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of investors without providing incentive to take undue or insufficient investment risk. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the company. Cash bonuses are determined based on a target percentage of the company’s profits. While the salaries of investment professionals are comparatively fixed, cash bonuses and stock-based compensation may fluctuate from year-to-year, based on changes in financial performance and other factors. PRA also offers opportunities to move within the organization, as well as incentives to grow within the organization by promotion.

OWNERSHIP OF SECURITIES (AS OF APRIL 30, 2016). No portfolio manager beneficially owned equity securities in the Fund.

P/E GLOBAL LLC (“P/E GLOBAL”)

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Portfolio Management Team
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	18	$275	14	$241
Other Accounts:	28	$3,336	21	$1,698

MATERIAL CONFLICTS OF INTEREST. There are currently no potential conflicts of interest that may arise in connection with the management of the Portfolio Account’s investments and the investment of other accounts.

P/E Global does not anticipate there being any conflicts of interest. However, P/E Global serves as investment advisor to private funds to which it charges a performance fee, and to which may create a conflict of interest. P/E Global has procedures in place in order to analyze performance differences between various accounts. P/E Global has a monthly review of all accounts under management to ascertain performance discrepancies and ensure that all accounts are managed in a manner consistent with investment goals and risk parameters.

COMPENSATION (AS OF APRIL 30, 2016). Compensation is comprised of a base salary and a discretionary bonus. Base salary is a pre-determined annual amount, payable monthly but can be adjusted by the Managing Partners. Base salary is based on individual performance. Compensation is not formulaically determined. A discretionary bonus can be paid to all employees and has typically been paid quarterly. Bonuses are determined on a mix of individual and overall firm performance.

Compensation is adequate to attract and retain high caliber personnel. P/E Global also offers a 401K plan and a profit-sharing plan for eligible employees.

OWNERSHIP OF SECURITIES (AS OF APRIL 30, 2016). No portfolio manager beneficially owned equity securities in the Fund.

SHELTON CAPITAL MANAGEMENT (“SHELTON”)

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2016).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
David J. Harris
Registered Investment Companies:	3	$67	0	$0
Other Pooled Investment Vehicles:	1	$10	1	$10
Other Accounts:	0	$0	0	$0
Howard M. Needle
Registered Investment Companies:	3	$67	0	$0
Other Pooled Investment Vehicles:	1	$10	1	$10
Other Accounts:	0	$0	0	$0

MATERIAL CONFLICTS OF INTEREST. There are currently no potential conflicts of interest that may arise in connection with a portfolio manager’s management of the Portfolio Account’s investments and the investment of other accounts.

Shelton does not anticipate there being any conflicts of interest. However, Shelton serves as investment advisor to a private fund to which it charges a performance fee, and to which may create a conflict of interest. Shelton has procedures in place in order to analyze performance differences between various accounts. Shelton has a monthly review of all accounts under management to ascertain performance discrepancies and ensure that all accounts are managed in a manner consistent with investment goals and risk parameters.

COMPENSATION (AS OF APRIL 30, 2016). Compensation is comprised of a base salary and a discretionary bonus. Base salary is a pre-determined annual amount, payable monthly but can be adjusted by the Managing Partners. Base salary is based on a mix of individual and overall firm performance. Compensation is not formulaically determined. A discretionary bonus can be paid to all employees and has typically been paid in the first quarter of the subsequent year. Bonuses are determined on a mix of individual and overall performance.

Compensation is adequate to attract and retain high caliber personnel. Cash compensation is paid in addition to equity ownership in the firm. Shelton also offers a voluntary profit-sharing plan for eligible employees.

OWNERSHIP OF SECURITIES (AS OF APRIL 30, 2016). No portfolio manager beneficially owned equity securities in the Fund.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Advisor, the Sub-advisors and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in each Fund’s portfolio. The Board has also approved the Advisor’s policies and procedures for voting the proxies, which are set forth in their entirety below.

WILMINGTON FUNDS MANAGEMENT CORPORATION PROXY VOTING POLICY INTRODUCTION

WILMINGTON FUNDS MANAGEMENT CORPORATION acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients’ accounts. In order to ensure that shares are voted in all appropriate circumstances, the Advisor will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, the Advisor has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH

Each year, the Advisor receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote “for” or “against” a proposal often depends upon the context, the effects that adoption could have on the company’s business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, the Advisor has engaged a third party, Institutional Shareholder Services, Inc. (“ISS”), to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. The Advisor has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of the Advisor. Accordingly, the Advisor will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at http://www.riskmetrics.com/sitemap.html.

In general, the Advisor believes that it is in the best interests of its clients to vote its clients’ shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Advisor believes will result in financial rewards for its clients.

The Advisor reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of the Advisor’s clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Advisor’s Board of Directors, or that Committee’s designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

The Advisor believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of the Advisor’s clients.

CONFLICTS OF INTEREST

The Advisor may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Advisor as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to the Advisor.

Whenever a portfolio manager determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of the Advisor, and other information actually known by a member of the Trade Management Oversight Committee.

In the event that the Trade Management Oversight Committee determines that the Advisor has a material conflict of interest with respect to a proxy proposal, then the Advisor shall either:

1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee’s designee;

OR

2. Prior to voting on the proposal, either:

(i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii) Fully disclose the nature of the conflict to the client(s), and obtain the client’s consent as to how the Advisor will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

The Advisor may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee’s designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where the Advisor determines that refraining from voting a proxy is in the client’s best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by the Advisor as well as the basis for any determination that the Advisor does not have a material conflict of interest in respect of a particular matter.

APPOINTMENT OF SUB-ADVISORS

From time to time the Advisor may recommend that a client appoint a Sub-advisor with respect to a particular investment mandate. By recommending the Sub-advisor to manage the client’s investments, the Advisor is also recommending that the client approve the Sub-advisor’s policies and procedures with respect to proxy voting. Among other things, the Advisor will require that a Sub-advisor’s policies and procedures are designed to ensure that proxies are voted in what the Sub-advisor believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner. In considering a Sub-advisor to recommend, the Advisor will seek assurance that the Sub-advisor will generally vote proxies in a manner that is consistent with WTIA’s policy (i.e., in accordance with ISS recommendations, unless otherwise specified by WTIA). The Sub-advisor will provide the Advisor with information on securities voted by the Sub-advisor promptly after the vote occurs. If a Sub-advisor proposes to cast a vote that is not consistent with WTIA’s policy, the Sub-advisor must notify the Advisor prior to casting the vote, so that the Advisor can seek to avoid conflicting votes among accounts that it manages. The Sub-advisor must also document the rationale for any such inconsistent vote.

PROXY VOTING REPORT

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current

Form N-PX for the Funds is available without charge on the SEC website at www.sec.gov and through the Trust’s website. Go to www.wilmingtonfunds.com; select “Proxy Voting Record” to access the link.

PORTFOLIO HOLDINGS INFORMATION

To address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates concerning the release of portfolio holdings information, WFMC and the Funds have adopted policies and procedures regarding the disclosure and release of portfolio holdings information. The Board has approved the policies and procedures.

The Funds’ and the Advisor’s overall policy with respect to the release of portfolio holdings information is to release it consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds will not make available to anyone non-public information with respect to their portfolio holdings until such time as the information is made available to all shareholders or the general public.

Each Fund discloses its complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Fund’s fiscal year and on Form N-CSR on the second and fourth quarter ends of the Fund’s fiscal year.

Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

As required by SEC rule, each Money Market Fund posts complete portfolio holdings information as of the last business day of the preceding month on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months. In addition, each Money Market Fund files monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month. This information is made public 60 days following month-end.

The release of Portfolio Holdings Information with respect to the Funds to selected third parties in advance of its release to all Fund shareholders or the general public is permissible only if there is a legitimate business purpose for that release, doing so is in the best interests of a Fund’s shareholders, the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed agreement (including a duty not to trade on the information), and the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund’s or WFMC’s fiduciary duties. The existence of a legitimate business purpose for the release of Portfolio Holdings Information is recognized in the case of: certain eligible third parties, as described below and listed in the Appendix to this SAI; broker-dealers that may effect transactions for a Fund, subject to duties not to trade and of confidentiality; shareholders in the process of a redemption request in-kind, if such request is deemed in the best interests of the Fund and other shareholders; and the issuer of securities regarding the number or percentage of its shares that are owned by the Fund. Eligible third parties may not be required to execute a confidentiality agreement insofar as they are otherwise subject to duties of confidentiality and duties not to trade on the nonpublic information received.

Persons that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings on an ongoing basis in connection with the services that they provide to the Funds (they are included on the list in the Appendix to this SAI). Persons that are approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

In other cases, the determination of whether a Fund has a legitimate business purpose for releasing Portfolio Holdings Information selectively in advance of its public release shall be made by the Fund’s CCO following a request submitted in writing.

The attraction of additional assets to a Fund will not in and of itself be deemed to be a legitimate business purpose. No consideration may be received by a Fund, the Advisor, a Sub-Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Funds’ CCO conducts periodic reviews of compliance with the procedures and provides annually a report to the Board regarding the operation of the procedures and any material changes recommended as a result of such review. The CCO also reports annually to the Board on exceptions that are granted as described above along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

For purposes of the Funds’ policies and procedures, “portfolio holdings information” does not include aggregate, composite or descriptive information relating to a Fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund (“Analytical Information”), or information about the Fund’s derivative positions. Analytical Information generally includes, without limitation: (1) descriptions of allocations among asset classes, industries/sectors, regions, and countries (e.g., percentages of foreign securities holdings); (2) aggregated data such as average or median ratios, market capitalization, credit quality, duration, sharpe ratio, beta, and standard deviation; (3) performance attributions by industry, sector or country; and (4) aggregated risk statistics. In addition, other information may also be deemed to be Analytical Information if, in the reasonable belief of the Funds’ CCO (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for a Fund. Such information, if made available to anyone, will be made available to any person upon request, but may or may not be posted on the Funds’ website.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds’ Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

WFMC is responsible for decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the Funds, and implementing these decisions including, where applicable, the negotiation of commissions and the allocation of portfolio brokerage. WFMC considers a number of factors when determining whether to use a brokerage firm, including: (i) the reputation and perceived soundness of the firm; (ii) whether the firm provides comprehensive coverage of the particular investment market; (iii) whether the firm is sufficiently knowledgeable about the market and about the security being traded so that speedy and accurate execution will be achieved; (iv) whether the securities prices offered by the firm represent fair market value and the commission charged is reasonable; (v) the firm’s ability to execute block trades; (vi) the firm’s standard of research coverage; and (vii) the firm’s standard of back-office and settlement arrangements.

In selecting the broker for a particular equity trade, when more than one firm is believed to meet WFMC’s criteria, preference may be given to a broker-dealer that provides brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934), so long as WFMC believes that the amount of commission charged by such broker-dealer for effecting the transaction is reasonable in relation to the value of the brokerage and research services provided. WFMC will endeavor to be aware of the current level of charges of eligible broker-dealers and to minimize the expense incurred for effecting transactions to the extent consistent with the interests and policies of accounts. WFMC has no obligation to seek the lowest commission rate for any particular transaction, or to select a broker-dealer on the basis of its purported or “posted” commission rate.

With regard to fixed income trading, transactions are typically effected in an over-the-counter-market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed income securities, particularly non-investment grade and municipal securities, may have only one primary market maker. WFMC seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest available price with respect to a security.

On April 30, 2016, the following Funds owned securities of the following regular broker/dealers. The number next to each broker/dealer represents the dollar value of the Fund’s aggregate holdings or short sale position of the securities of the broker/dealer as of April 30, 2016.

Fund	Broker/ Dealer	Market Value	Broker/ Dealer	Market Value	Broker/ Dealer	Market Value	Broker/ Dealer	Market Value
Broad Market Bond Fund	Bank of America Corp. -	5,263,221	Citigroup Inc.-	4,021,472	Goldman Sachs & Co. -	1,845,600	JPMorgan Chase & Co. -	3,101,085
	Morgan Stanley -	522,813	The Toronto-Dominion Bank -	871,667	Wells Fargo & Co. -	501,788
Intermediate-Term Bond Fund	Bank of America Corp. -	678,494	Citigroup Inc.-	1,342,726	Goldman Sachs & Co. -	1,196,060	JPMorgan Chase & Co. -	1,277,565
	Morgan Stanley -	330,810	The Toronto-Dominion Bank -	421,878	Wells Fargo & Co. -	203,673
Large-Cap Strategy Fund	Bank of America Corp. -	5,074,888	Citigroup Inc.-	4,654,935	Goldman Sachs & Co. -	2,254,871	JPMorgan Chase & Co. -	7,812,784
	M&T Bank Corp -	190,495	Morgan Stanley -	1,378,599	Raymond James & Associates, Inc. -	235,287	The Toronto-Dominion Bank -	759,726
	Wells Fargo & Co. -	7,785,635
Multi-Manager International Fund	Barclays PLC -	421,166	Citigroup Inc.-	3,791,890	Credit Suisse Group AG -	610,564	Deutsche Bank AG -	371,712
	The Toronto-Dominion Bank -	997,712	UBS AG -	2,781,145
Multi-Manager Real Asset Fund	Bank of America Corp. -	1,942,911	Citigroup Inc.-	2,011,931	Credit Suisse Group AG -	2,248,476	Goldman Sachs & Co. -	1,708,643
	JPMorgan Chase & Co. -	2,565,955	The Toronto-Dominion Bank -	227,804	UBS AG -	1,009,886
Multi-Manager Alternatives Fund	Deutsche Bank AG -	(162,131)
Short-Term Bond Fund	Bank of America Corp. -	333,485	Citigroup Inc.-	5,492,758	Goldman Sachs & Co. -	1,005,444	JPMorgan Chase & Co. -	1,526,077
	Morgan Stanley -	1,117,421	The Toronto-Dominion Bank -	672,635
Strategic Allocation Moderate Fund	Bank of America Corp. -	87,511	Citigroup Inc.-	202,508	Morgan Stanley -	1,553,389	Wells Fargo & Co. -	35,902
Strategic Allocation Aggressive Fund	Morgan Stanley -	1,459,425
Strategic Allocation Conservative Fund	Morgan Stanley -	562,446
U.S. Government Money Market	Credit Suisse Group AG -	251,000,000	Deutsche Bank AG -	30,000,000	The Toronto-Dominion Bank -	357,000,000
U.S. Treasury Money Market Fund	Credit Suisse Group AG -	82,000,000	Deutsche Bank AG -	20,000,000

RESEARCH SERVICES

Subject to future regulatory changes of the SEC, research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the Sub-advisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Persons acting on the Funds’ behalf are authorized to pay a broker a higher brokerage commission than another broker might have charged for the same transaction in recognition of the value of brokerage or research services provided by the broker.

CO-ADMINISTRATORS

WFMC and BNYM serve as co-administrators to the Trust and provide the Funds with administrative personnel and services necessary to operate the Funds. BNYM also provides fund accounting services to the Funds.

For providing administrative services to the Funds, WFMC receives the following annual fee, based on the Funds’ average daily net assets:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Wilmington Funds
0.040%	on the first $5 billion
0.030%	on the next $2 billion ($5 – 7 billion)
0.025%	on the next $3 billion ($7 – 10 billion)
0.018%	on assets in excess of $10 billion

Prior to October 1, 2013, fees payable to WFMC for the administrative services were as follows:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Wilmington Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion ($5 – 7 billion)
0.016%	on the next $3 billion ($7 – 10 billion)
0.015%	on assets in excess of $10 billion

For providing administrative and accounting services to the Funds, BNYM receives the following annual fee, based on the Funds’ average monthly net assets:

Annual Fee, Billed and Payable Monthly	Average Monthly Net Assets of the Wilmington Funds
0.0285%	on the first $500 million
0.0280%	on the next $500 million
0.0275%	on assets in excess of $1 billion

For its services as fund accountant and co-administrator for the fiscal years ended April 30, 2016, 2015, and 2014, each Fund paid BNYM the following fees during the period indicated:

Fund*	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
U.S. Government Money Market Fund	987,506	1,141,546	1,147,836
U.S. Treasury Money Market Fund	225,510	246,619	310,341
Intermediate-Term Bond Fund	33,917	36,805	47,446
Broad Market Bond Fund	115,386	93,638	66,186
Short-Term Bond Fund	44,242	39,795	46,363
New York Municipal Bond Fund	23,034	24,781	27,052
Strategic Allocation Moderate Fund	13,634	15,512	16,969

Fund*	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
Large-Cap Strategy Fund	162,299	$123,298	$110,922
Multi-Manager Alternatives Fund	47,990	58,658	29,396
Multi-Manager International Fund	124,542	145,592	143,815
Multi-Manager Real Asset Fund	115,914	128,319	119,915
Strategic Allocation Aggressive Fund	25,000	25,000	25,000
Strategic Allocation Conservative Fund	25,000	25,000	25,000
Municipal Bond Fund	81,677	64,818	63,743

*	The Wilmington Institutional Prime Money Market Fund, Wilmington Retail Prime Money Market Fund, Wilmington Institutional Tax-Exempt Money Market Fund, and the Wilmington Retail Tax-Exempt Money Market Fund commenced operations on [October , 2016].

CUSTODIAN

BNYM is the Trust’s custodian. As custodian, BNYM is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments. Its address is One Wall Street, New York, NY 10286.

TRANSFER AND DIVIDEND DISBURSING AGENT

BNY Mellon Investment Servicing (U.S.) Inc. serves as transfer and dividend disbursing agent to the Trust and receives a separate fee from the Funds, based on a per shareholder account basis, for these transfer agency services. Its address is 4400 Computer Drive, Westborough, MA 01581.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatement. Ernst & Young LLP is responsible for auditing the financial statements of the Funds. Its address is 2005 Market Street, Suite 700, Philadelphia, PA 19103.

FEES PAID BY THE FUNDS FOR SERVICES

	Advisory Fee Paid/ Advisory Fee Waived			Brokerage Commissions Paid			Administrative Fee Paid to WFMC
	For the fiscal year ended April 30,			For the fiscal year ended April 30,			For the fiscal year ended April 30,
Fund*	2016	2015	2014	2016	2015	2014	2016	2015	2014
Strategic Allocation Moderate Fund	—	$27,536	$87,094	$7,373	$5,346	$1,867	$15,484	$17,013	$16,646
	$259,285	$231,187	$220,778	—	—	—	—	—	—
Intermediate-Term Bond Fund	$376,828	$498,218	$753,018	—	—	—	$38,529	$40,366	$45,970
	$176,871	$142,633	$107,801	—	—	—	—	—	—
Broad Market Bond Fund	$1,667,802	$1,500,608	$1,142,616	—	—	—	$131,089	$102,539	$64,238
	$215,903	$114,984	$58,225	—	—	—	—	—	—
Short-Term Bond Fund	$430,773	$445,453	$648,929	—	—	—	$50,248	$43,647	$45,076
	$211,234	$216,886	$192,245	—	—	—	—	—	—
New York Municipal Bond Fund	$264,757	$315,778	$376,043	—	—	—	$26,169	$27,176	$26,450
	$111,287	$115,481	$114,787	—	—	—	—	—	—
U.S. Government Money Market Fund	$3,701,972	$150,546	$525,260	—	—	—	$1,121,520	$1,251,365	$1,127,537
	$10,628,013	$16,417,948	$16,135,164	—	—	—	—	—	—
U.S. Treasury Money Market Fund	$516,163	$0	$0	—	—	—	$256,130	$270,496	$302,267
	$2,756,272	$3,811,144	$4,630,576	—	—	—	—	—	—
Large-Cap Strategy Fund	$661,952	$609,093	$511,003	$221,287	$24,928	$57,756	$184,490	$135,156	$108,797
	$2,281,988	$1,627,860	$1,501,493	—	—	—	—	—	—
Multi-Manager International Fund	$3,321,441	$4,716,252	$5,071,254	$656,000	$634,454	$570,309	$141,405	$159,682	$141,408
	$1,406,943	$929,991	$219,908	—	—	—	—	—	—
Multi-Manager Alternatives Fund	$2,751,701	$3,539,103	$1,667,246	$492,951	$1,103,665	$831,846	$54,500	$64,320	$30,507
	$316,538	$256,584	$295,129	—	—	—	—	—	—
Multi-Manager Real Asset Fund	$3,064,859	$3,516,680	$3,615,116	$111,301	$164,619	$116,265	$131,661	$140,718	$117,917
	$6,904	$15,162	$33,301	—	—	—	—	—	—
Strategic Allocation Conservative Fund	—	$49,216	$38,891	$1,685	$972	$1,017	$11,204	$12,078	$11,979
	$159,835	$134,536	$183,433	—	—	—	—	—	—
Strategic Allocation Aggressive Fund	—	$72,380	$81,193	$6,210	$5,628	$1,498	$9,430	$10,808	$10,665
	$139,691	$92,363	$115,850	—	—	—	—	—	—
Municipal Bond Fund	$1,039,410	$948,230	$1,090,020	—	—	—	$92,792	$71,012	$62,156
	$293,990	$172,430	$66,489	—	—	—	—	—	—

*	The Wilmington Institutional Prime Money Market Fund, Wilmington Retail Prime Money Market Fund, Wilmington Institutional Tax-Exempt Money Market Fund, and the Wilmington Retail Tax-Exempt Money Market Fund commenced operations on [October , 2016].

Multi-Manager International Fund

The following table shows the amount of fees paid for advisory and sub-advisory services, net of any fee waivers or reimbursements, for the years or period indicated:

Advisor and Sub-advisors	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
WFMC	$651,316	$1,647,816	$2,434,430
Dimensional	$199,526	$204,929	$230,173
JOHCM*	$874,781	$788,842	N/A
LSV	$282,513	$260,032	$265,638
Northern Cross	$638,611	$724,693	$797,290
Oberweis**	$348,158	$384,792	$237,932
Parametric — Emerging	$8,533	$567,592	$715,339
Parametric — Developed	$318,003	$129,100	$168,165

The following table shows the amount of fees waived for the years or period indicated:

Advisor and Sub-advisors	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
WFMC	$1,381,855	$886,354	$174,849
Dimensional	$25,088	$40,397	$42,350
JOHCM*	—	—	N/A
LSV	—	—	N/A
Northern Cross	—	—	N/A
Oberweis**	—	$3,240	$1,655
Parametric — Emerging	—	—	N/A
Parametric — Developed	—	—	$1,054

*	JOHCM commenced operations as a sub-advisor on May 16, 2014.
**	Oberweis commenced operations as a sub-advisor on October 15, 2013.

Multi-Manager Alternatives Fund

The following table shows the amount of fees paid for advisory and sub-advisory services, net of any fee waivers or reimbursements, for the years or period indicated:

Advisor and Sub-advisors	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
WFMC	$1,337,402	$1,827,991	$771,565
Acuity†	$357,137	$411,056	$186,947
Analytic*	$60,588	$—	—
HCHA**	$236,201	$55,418	—
HCMFA**	$270,298	$59,911	—
Parametric RA	$204,385	$224,116	$110,056
PE Global***	$231,769	$271,132	$90,283

The following table shows the amount of fees waived for the years or period indicated:

Advisor and Sub-advisors	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
WFMC	$316,538	$256,584	$295,129
Acuity†	—	—	N/A
Analytic*	—	—	—
HCHA**	—	—	—
HCMFA**	—	—	—
Parametric RA	—	—	N/A
PE Global***	—	—	N/A

†	Effective June 30, 2016, due to a change of control, Acuity ceased to be a sub-advisor, and Shelton became a sub-advisor.
*	Analytic commenced operations as a sub-advisor on December 18, 2015.
**	HCHA and HCMFA commenced operations as sub-advisors on February 3, 2015.
***	PE Global commenced operations as a sub-advisor on October 2, 2013.

Multi-Manager Real Asset Fund

The following table shows the amount of fees paid for advisory and sub-advisory services, net of any fee waivers or reimbursements, for the years or period indicated:

Advisor and Sub-advisors	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
WFMC	$1,892,312	$2,236,287	$2,169,196
CBRE Clarion	$433,178	$437,876	$387,594
PIMCO	$548,601	$516,650	$352,343
Parametric*	$190,768	$108,857	N/A

The following table shows the amount of fees waived for the years or period indicated:

Advisor and Sub-advisors	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
WFMC	—	—	$13,463
CBRE Clarion	$2,830	$8,963	$11,068
PIMCO	—	—	N/A
Parametric*	$4,074	$2,317	N/A

*	Parametric commenced operations as a sub-advisor on September 25, 2014.

The below table shows the brokerage commissions paid to the Funds’ affiliated broker-dealer, M&T Securities, Inc.

Fund	For the Fiscal Year Ended April 30, 2016	Percentage of Brokerage Commissions*	Percentage Dollar Amount**	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014
Large-Cap Strategy Fund	$221,287	100%	100%	$24,928	$57,756
Multi-Manager International Fund	—	0%	0%	5,453	55,877
Multi-Manager Alternatives Fund	—	0%	0%	—	1,360
Multi-Manager Real Asset Fund	—	0%	0%	—	29,201
Strategic Allocation Conservative Fund	—	0%	0%	—	—
Strategic Allocation Aggressive Fund	—	0%	0%	—	—

*	Percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities, Inc. during the most recent fiscal year.
**	Percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions paid to M&T Securities, Inc. during the most recent fiscal year.

12b-1 and Shareholder Services Fees

	For the fiscal year ended April 30, 2016
	Shareholder Services Fees	12b-1 Fees
Fund*	A Shares	A Shares
Strategic Allocation Moderate Fund	$120,701	$120,701
Intermediate-Term Bond Fund	$9,982	$9,982
Broad Market Bond Fund	$13,372	$13,372
Short-Term Bond Fund	$23,477	$23,477
New York Municipal Bond Fund	$52,949	$52,949
Multi-Manager International Fund	$12,804	$12,804
Multi-Manager Alternatives Fund	$4,538	$4,538
Multi-Manager Real Asset Fund	$4,938	$4,938
Strategic Allocation Conservative Fund	$8,449	$8,449
Strategic Allocation Aggressive Fund	$6,546	$6,546
Municipal Bond Fund	$98,431	$98,431

	For the fiscal year ended April 30, 2016
	Shareholder Services Fees			12b-1 Fees
Fund*	Service Shares	Select Shares	Administrative Shares	Service Shares	Select Shares	Administrative Shares
U.S. Government Money Market Fund	$2,030,583	$2,510,184	$4,329,815	$2,030,583	—	$4,329,815
U.S. Treasury Money Market Fund	$46	$610,404	$1,434,819	$46	—	$1,434,819

	For the fiscal year ended April 30, 2016
	Shareholder Services Fees	12b-1 Fees
Fund*	I Shares	I Shares
Strategic Allocation Moderate Fund	$2,951	—
Intermediate-Term Bond Fund	$297,628	—
Broad Market Bond Fund	$1,033,130	—
Short-Term Bond Fund	$377,776	—
New York Municipal Bond Fund	$155,965	—
Large-Cap Strategy Fund	$1,471,970	—
Multi-Manager International Fund	$1,116,735	—
Multi-Manager Alternatives Fund	$430,710	—
Multi-Manager Real Asset Fund	$1,046,346	—
Strategic Allocation Conservative Fund	$81,008	—
Strategic Allocation Aggressive Fund	$68,758	—
Municipal Bond Fund	$642,347	—

*	The Wilmington Institutional Prime Money Market Fund, Wilmington Retail Prime Money Market Fund, Wilmington Institutional Tax-Exempt Money Market Fund, and the Wilmington Retail Tax-Exempt Money Market Fund commenced operations on [October , 2016].

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 2016 are incorporated by reference to the Annual Reports to Shareholders of the Wilmington Funds dated April 30, 2016.

CLASS A SHARES, AND CLASS I SHARES

Wilmington Large-Cap Strategy Fund*

Wilmington Multi-Manager International Fund

Wilmington Multi-Manager Alternatives Fund

Wilmington Multi-Manager Real Asset Fund

Wilmington Strategic Allocation Conservative Fund

Wilmington Strategic Allocation Moderate Fund

Wilmington Strategic Allocation Aggressive Fund

Wilmington Intermediate-Term Bond Fund

Wilmington Broad Market Bond Fund

Wilmington Short-Term Bond Fund

Wilmington Municipal Bond Fund

Wilmington New York Municipal Bond Fund

*	Class A Shares are not offered for the Large-Cap Strategy Fund.

SELECT CLASS SHARES, SERVICE CLASS SHARES, ADMINISTRATIVE CLASS SHARES, PREMIUM CLASS SHARES AND INSTITUTIONAL CLASS SHARES

Wilmington U.S. Government Money Market Fund*

Wilmington U.S. Treasury Money Market Fund

Wilmington Institutional Prime Money Market Fund**†

Wilmington Retail Prime Money Market Fund**†

Wilmington Institutional Tax-Exempt Money Market Fund**

Wilmington Retail Tax-Exempt Money Market Fund**

*	Only Wilmington U.S. Government Money Market Fund offers Institutional Class Shares

**	These Funds do not offer Administrative Class Shares
†	Only these Funds offer Premier Class Shares

ADDRESSES

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Investment Advisor and Co-Administrator

Wilmington Funds Management Corporation

1100 N. Market Street

Wilmington, Delaware 19890

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street

26th Floor

Baltimore, Maryland 21202

Sub-advisors to Wilmington Multi-Manager International Fund

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, Texas 78746

J O Hambro Capital Management Limited

Ground Floor

Ryder Court

14 Ryder Street

London, England

SW1Y 6QB

LSV Asset Management

155 North Wacker Drive

Suite 4600

Chicago, Illinois 60606

Northern Cross LLC

125 Summer Street, Suite 1410

Boston, Massachusetts 02110

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, Washington 98101

Sub-advisors to Wilmington Multi-Manager Alternatives Fund

Analytic Investors, LLC

555 West Fifth Street, 50th Floor

Los Angeles, CA 90013

Highland Capital Healthcare Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, Texas 75201.

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201.

Parametric Risk Advisors, LLC

274 Riverside Avenue, 1st Floor

Westport, Connecticut 06880

P/E Global LLC

75 State Street, 31st Floor

Boston, Massachusetts 02109

Shelton Capital Management

1050 17th Street, Suite 1710

Denver, Co 80265

Sub-advisors to Wilmington Multi-Manager Real Asset Fund

CBRE Clarion Securities LLC

201 King of Prussia Road, Suite 600

Radnor, Pennsylvania 19087

Pacific Investment Management Company, LLC

650 Newport Center Drive

Newport Beach, California 92660

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, Washington 98101

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Fund Accountant, Co-Administrator,

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

APPENDIX

The following is a list of persons other than the Advisor, the Sub-advisors and their respective affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN

The Bank of New York Mellon

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

LEGAL COUNSEL

Stradley Ronon LLP

PERFORMANCE REPORTING/PUBLICATIONS

Lipper

Standard & Poor’s

Moody’s Investors Service

ICRA Online LTD

FINANCIAL PRINTERS

RR Donnelley

TRANSFER AGENT, CO-ADMINISTRATOR AND FUND ACCOUNTANT

BNY Mellon Investment Servicing (U.S.) Inc.

OTHER

TechOne Media

PROXY VOTING SERVICES

ISS RiskMetrics Group

PART C	OTHER INFORMATION.

Item 28.	Exhibits

(a)(i)	Conformed copy of Amended and Restated Agreement and Declaration of Trust of Wilmington Funds, a Delaware Statutory Trust, dated March 6, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(a)(ii)	Conformed copy of Amendment to Amended and Restated Agreement and Declaration of Trust of Wilmington Funds, a Delaware Statutory Trust, dated (to be filed by amendment).

(a)(iii)	Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(a)(iv)	Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated March 1, 2012, changing its name to “Wilmington Funds”, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(b)(i)	Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(ii)	Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b)(iii)	Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(b)(iv)	Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c)(i)	Copy of Specimen Certificate for Shares of Capital Stock of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993.

(c)(ii)	Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996.

(d)(i)	Conformed copy of Sub-Advisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(ii)	Sub-Advisory Agreement for Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC) dated March 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(iii)	Sub-Advisory Agreement for Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC) dated March 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

1

(d)(iv)	Sub-Advisory Agreement for Multi-Manager Alternatives Fund (Parametric Risk Advisors, LLC) dated January 10, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(d)(v)	Investment Advisory Agreement dated March 12, 2012, between the Registrant and Wilmington Funds Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(d)(vi)	Sub-Advisory Agreement dated March 12, 2012 among the Registrant, Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. , incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(vii)	Assignment of Sub-Advisory Agreement dated as of March 12, 2012 among the Registrant, Wilmington Funds Management Corporation, Wilmington Trust Investment Advisors, Inc. and LSV Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(d)(viii)	Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Northern Cross LLC) dated November 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(ix)	Sub-Advisory Agreement for Wilmington Multi-Manager Alternatives Fund (P/E Global LLC) dated September 18, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(d)(i)	Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Dimensional Fund Advisors LP), dated March 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(xi)	Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Parametric Portfolio Associates LLC) dated March 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(xii)	Fee Allocation Letter dated August 21, 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(d)(xiii)	Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Oberweis Asset Management, Inc.) dated October 14, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(d)(xiv)	Form of Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (J O Hambro Capital Management Limited) , incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(d)(xv)	Sub-Advisory Agreement for Wilmington Multi-Manager Alternatives Fund (Highland Capital Healthcare Advisors, L.P.) dated January 22, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(d)(xvi)	Sub-Advisory Agreement for Wilmington Multi-Manager Alternatives Fund (Highland Capital Management Fund Advisors, L.P.) dated January 22, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(d)(xvii)	Sub-Advisory Agreement for Wilmington Multi-Manager Real Asset Fund (Parametric Portfolio Associates LLC) dated September 23, 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

2

(d)(xviii)	Sub-Advisory Agreement for Wilmington Multi-Manager Alternatives Fund (Shelton Capital Management) dated June 30, 2016 (to be filed by amendment).

(d)(xix)	Sub-Advisory Agreement for Wilmington Multi-Manager Alternatives Fund (Analytic Investors, LLC) dated September 25, 2015 (to be filed by amendment).

(e)(i)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated November 11, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(e)(ii)	Amendment to Distribution Agreement between Registrant and ALPS Distributors, Inc. dated May 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(e)(iii)	Amendment No. 2 to Distribution Agreement between Registrant and ALPS Distributors, Inc. dated (to be filed by amendment).

(f)	Not applicable.

(g)(i)	Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(g)(ii)	Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(g)(iii)	Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York (to be filed by amendment).

(h)(i)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(ii)(1)	Agreement for Administrative Services between Registrant and Wilmington Funds Management Corporation dated October 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(h)(ii)(2)	Amendment No. 1 to Agreement for Administrative Services between Registrant and Wilmington Funds Management Corporation dated October 1, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(h)(iii)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iv)	Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(h)(v)	Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York (to be filed by amendment).

(h)(vi)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Exhibit 7(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(h)(vii)	Conformed copy of Shareholder Services Plan, incorporated by reference to Exhibit 13(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

3

(h)(viii)	Conformed copy of Amended Shareholder Services Plan (to be filed by amendment).

(h)(ix)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(h)(x)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(h)(xi)	Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated February 17, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(h)(xii)	Amendment to Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated (to be filed by amendment).

(h)(xiii)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xix)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xx)	Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (to be filed by amendment).

(k)	Not applicable.

(l)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(m)(i)	Conformed copy of Rule 12b-1 Plan of the Registrant, incorporated by reference to Exhibit 10(a) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(m)(ii)	Amendment to Rule 12b-1 Plan of the Registrant (to be filed by amendment).

(m)(iii)	Form of Broker-Dealer Selling Agreement of the Registrant, incorporated by reference to Exhibit 7(b) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(m)(iv)	Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreement, dated December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(n)(i)	Conformed copy of Multiple Class Plan of the Registrant, incorporated by reference to Exhibit 10(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(n)(ii)	Amendment to Multiple Class Plan of the Registrant (to be filed by amendment).

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(o)(i)	Conformed copy of Power of Attorney of Chairman and Trustee, Nicholas A. Giordano, Chief Executive Officer, Richard J. Berthy, President, Christopher D. Randall, Chief Financial Officer and Treasurer, Christopher W. Roleke, Trustee, Robert H. Arnold, Trustee, Joseph J. Castiglia, Trustee, John S. Cramer, Trustee, Daniel R. Gernatt, Jr., and Trustee, Richard B. Seidel, dated August 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(o)(ii)	Conformed copy of Power of Attorney of Trustee, Donald E. Foley (to be filed by amendment).

(p)(i)	Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(p)(ii)	Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, amended September 30, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(p)(iii)	Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(iv)	Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(p)(v)	Copy of Code of Ethics of Rodney Square Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(vi)	Copy of Code of Ethics of CBRE Clarion Securities, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(vii)	Copy of Revised Code of Ethics of Pacific Investment Management Company LLC dated July 1, 2015 (to be filed by amendment).

(p)(viii)	Copy of Code of Ethics of Shelton Capital Management dated May 12, 2016 (to be filed by amendment herewith).

(p)(ix)	Copy of Revised Code of Ethics of Parametric Risk Advisors, LLC dated September 15, 2015 (to be filed by amendment).

(p)(x)	Copy of Revised Code of Ethics of Northern Cross LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(p)(xi)	Copy of Code of Ethics of P/E Global LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(p)(xii)	Copy of Code of Ethics of Oberweis Asset Management, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(p)(xiii)	Copy of Code of Ethics of J O Hambro Capital Management Limited, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(p)(xiv)	Copy of Code of Ethics of Analytic Investors, LLC dated March 5, 2014 (to be filed by amendment).

(p)(xv)	Copy of Revised Code of Ethics of Highland Capital Management (to be filed by amendment).

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(p)(xvi)	Copy of Revised Code of Ethics of Dimensional Fund Advisors LP dated December 11, 2015, effective January 1, 2016 (to be filed by amendment).

(p)(xvii)	Copy of Revised Code of Ethics of Parametric Portfolio Associates LLC dated September 15, 2015 (to be filed by amendment).

Item 29.	Persons Controlled by or Under Common Control with Registrant:

None

Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

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Item 31.	Business and Other Connections of Investment Adviser:

(a) Wilmington Funds Management Corporation (“WFMC”), a subsidiary of Manufacturers and Traders Trust Company (“M&T Bank”) performs investment advisory services for the Registrant. Wilmington Trust Investment Advisors, Inc. (“WTIA”), also a subsidiary of M&T Bank, performs investment sub-advisory services for the Registrant. As of June 30, 2016, WFMC, WTIA and their affiliates managed approximately $11.2 billion in mutual fund assets. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $123 billion bank holding company as of June 30, 2016, which is headquartered in Buffalo, New York. As of June 30, 2016, M&T Bank had over 800 offices throughout New York State, New Jersey, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and the District of Columbia and offices in Ontario, Canada and George Town, Cayman Islands, British West Indies.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. Except for Wilmington Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

The principal executive Officers and the Directors of WTIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with WTIA.

(b)

Name	Position with WTIA	Other Substantial Business, Profession, Vocation or Employment
Rene F. Jones One M&T Plaza, 19th Floor Buffalo, NY 14203-2399	Chairman of the Board	Vice Chairman, M&T Bank Corporation

Anthony M. Roth 1100 N. Market St, 9th Floor Wilmington, DE 19890	President, Chief Executive Officer and Chief Investment Officer, Director	Senior Vice President, M&T Bank

William J. Farrell II 1100 N. Market St, 12th Floor Wilmington, DE 19890	Director	Executive Vice President, M&T Bank Corporation

Carl W. Jordan 701 Seneca Street, 3rd Floor Buffalo, NY 14210	Director	Senior Vice President, M&T Bank

Dominick J. D’Eramo 1100 N. Market St, 9th Floor Wilmington, DE 19890	Director	Group Vice President, M&T Bank

Richard A. Shatzkin 25 S. Charles Street, 12th Floor Baltimore, MD 21202	Director	Administrative Vice President, M&T Bank

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century

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Capital Management Trust, Columbia ETF Trust, Columbia ETF Trust I, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, EGA Emerging Global Shares Trust, Elevation ETF Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY Next Shares, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Owlshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None

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Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable

Item 33.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Wilmington Funds	111 South Calvert Street, 26th floor Baltimore, Maryland 21202

The Bank of New York Mellon (“Co-Administrator, Accountant, Custodian and Transfer Agent and Dividend Disbursing Agent”)	225 Liberty Street New York, New York 10286

Wilmington Funds Management Corporation, a subsidiary of Manufacturers and Traders Trust Company (“Investment Adviser”)	1100 N. Market Street Wilmington, Delaware 19890

Wilmington Trust Investment Advisors, Inc., a subsidiary of Manufacturers and Traders Trust Company (“Investment Sub-Adviser and Co-Administrator”)	111 South Calvert Street, 26th floor Baltimore, Maryland 21202

LSV Asset Management (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	One North Wacker Drive, Suite 4000 Chicago, Illinois 60606

Dimensional Fund Advisors LP (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	6300 Bee Cave Road, Building One Austin, Texas 78746

Northern Cross LLC (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	125 Summer Street Boston, Massachusetts 02110

Parametric Portfolio Associates LLC (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	1918 Eighth Avenue, Suite 3100 Seattle, Washington 98101

Oberweis Asset management, Inc. (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	3333 Warrenville Road, Suite 500 Lisle, Illinois 60532

J O Hambro Capital Management Limited (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	14 Ryder Street, Ground Floor London, England SW1Y 6QB

CBRE Clarion Securities LLC (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	201 King of Prussia Road, Suite 600 Radnor, Pennsylvania 19087

Pacific Investment Management Company, LLC (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	840 Newport Center Drive Newport Beach, California 92660

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Parametric Portfolio Associates LLC (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	1918 Eighth Avenue, Suite 3100 Seattle, Washington 98101

Analytic Investors, LLC (“Sub-Adviser” to the Wilmington Multi-Manager Alternatives Fund)	555 West Fifth Street, 50th Floor Los Angeles, California 90013

Shelton Capital Management (“Sub-Adviser” to the Wilmington Multi-Manager Alternatives Fund)	1050 17th Street, Suite 1710 Denver, Colorado 80265

Parametric Risk Advisors, LLC (“Sub-Adviser” to the Wilmington Multi-Manager Alternatives Fund)	274 Riverside Avenue, 1st Floor Westport, Connecticut 06880

P/E Global LLC (“Sub-Adviser” to the Wilmington Multi-Manager Alternatives Fund)	75 State Street, 31st Floor Boston, Massachusetts 02109

Highland Capital Healthcare Advisors, L.P. (Sub-Adviser” to the Wilmington Multi-Manager Alternatives Fund)	300 Crescent Court, Suite 700 Dallas, Texas 75201

Highland Capital Management Fund Advisors, L.P. (“Sub-Adviser” to the Wilmington Multi-Manager Alternatives Fund)	300 Crescent Court, Suite 700 Dallas, Texas 75201

Item 34.	Management Services:

Not applicable.

Item 35.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Trust has duly caused this Post-Effective Amendment No. 113 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Brooklyn and the State of New York, on the     th day of August 2016.

WILMINGTON FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
August , 2016

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	August , 2016

Nicholas A. Giordano*	Chairman of the Board and Trustee

/s/ Richard J. Berthy Richard J. Berthy	Chief Executive Officer
(Principal Executive Officer)

/s/ Christopher W. Roleke Christopher W. Roleke	Chief Financial Officer and Treasurer
(Principal Financial Officer)

Christopher D. Randall*	President

Robert H. Arnold*	Trustee

Joseph J. Castiglia*	Trustee

John S. Cramer*	Trustee

Donald E. Foley*	Trustee

Daniel R. Gernatt, Jr.*	Trustee

Richard B. Seidel*	Trustee

*	By Power of Attorney

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EXHIBIT INDEX

WILMINGTON FUNDS

Exhibit #	Title of Exhibit